As filed with the Securities and Exchange Commission on May 26, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

Underlying Funds Trust
Event Driven
Schedule of Investments
March 31, 2011 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 61.8%
Accommodation - 0.1%
Marriott International, Inc. - Class A	1	$36
Wyndham Worldwide Corp.	2,500	79,525
Total Accommodation		79,561

Administrative and Support Services - 0.4%
Iron Mountain, Inc.	11,250	351,338
TeamStaff, Inc. (a)	48,165	22,878
Total Administrative and Support Services		374,216

Air Transportation - 0.0%
AirTran Holdings, Inc. (a)	5,000	37,250
Ambulatory Health Care Services - 0.8%
America Service Group, Inc.	10,000	256,400
Emergency Medical Services Corp. - Class A (a)	6,000	381,540
Rural/Metro Corp. (a)	2,500	42,600
Total Ambulatory Health Care Services		680,540

Amusement, Gambling, and Recreation Industries - 0.8%
Cedar Fair LP	38,715	743,328
Apparel Manufacturing - 2.0%
Broder Brothers Co. (Acquired 05/27/2009, Cost $0)(a) (g)	187,453	1,452,761
Bulgari SpA	20,000	346,645
Total Apparel Manufacturing		1,799,406

Beverage and Tobacco Product Manufacturing - 1.1%
Anheuser-Busch InBev NV - ADR	16,500	943,305
Broadcasting (except Internet) - 3.5%
British Sky Broadcasting Group PLC	20,000	264,695
Cablevision Systems Corp. - Class A	8,504	294,323
Fisher Communications, Inc. (a)	43,379	1,348,219
Liberty Media Corp - Starz - Class A (a)	9,250	717,800
LIN TV Corp. - Class A (a)	6,678	39,601
Radio One, Inc. (a)	30,000	58,500
Sinclair Broadcast Group, Inc. - Class A	27,415	343,784
Total Broadcasting (except Internet)		3,066,922

Chemical Manufacturing - 4.5%
Actelion Ltd. (a)	500	28,770
Alberto-Culver Co.	20,000	745,400
Cephalon, Inc. (a)	3,000	227,340
Chemtura Corp. (a)	10,528	181,082
Ferro Corp. (a)	25,850	428,851
Genzyme Corp. (a)	11,000	837,650
Huntsman Corp.	33,000	573,540
Lubrizol Corp.	4,000	535,840
Talecris Biotherapeutics Holdings Corp. (a)	7,000	187,600
WuXi PharmaTech Cayman, Inc. - ADR (a)	13,000	200,980
Total Chemical Manufacturing		3,947,053

Clothing and Clothing Accessories Stores - 0.0%
Retail Ventures, Inc. (a)	1,000	17,250

Computer and Electronic Product Manufacturing - 4.2%
Beckman Coulter, Inc.	10,500	872,235
Clinical Data, Inc. (a)	600	18,180
Dionex Corp. (a)	5,000	590,250
Guided Therapeutics, Inc. (a)	136,836	121,721
LTX-Credence Corp. (a)	2,500	22,825
Magnachip Semiconductor Corp. (a) (h)	60,997	40,000
Qiao Xing Mobile Communication Co. Ltd. (a)	26,676	109,105
Seagate Technology PLC (a)	3,000	43,200
Sensata Technologies Holding NV (a)	20,036	695,850
Spansion, Inc. (a)	38,522	719,210
Technology Research Corp.	200	1,428
TomoTherapy, Inc. (a)	16,000	73,120
Tyco International Ltd.	1,250	55,962
UTS Magnachip Semiconductor (a) (h)	8,900	4,450
Verigy Ltd. (a)	25,200	355,068
Total Computer and Electronic Product Manufacturing		3,722,604

Construction of Buildings - 0.0%
Cimpor Cimentos de Portugal SGPS SA	4,000	28,990
Credit Intermediation and Related Activities - 1.4%
Citigroup, Inc. (a)	6,925	30,609
Danvers Bancorp, Inc.	12,000	257,040
Discover Financial Services	8,750	211,050
NewAlliance Bancshares, Inc.	20,000	296,800
Signature Group Holdings, Inc. (a)	69,785	46,547
Webster Financial Corp.	16,250	348,237
Wilmington Trust Corp.	20,000	90,400
Total Credit Intermediation and Related Activities		1,280,683

Data Processing, Hosting and Related Services - 0.7%
NaviSite, Inc. (a)	20,000	109,800
Terremark Worldwide, Inc. (a)	25,000	475,000
Total Data Processing, Hosting and Related Services		584,800

Electrical Equipment, Appliance, and Component Manufacturing - 0.7%
GSI Group, Inc. (a)	53,223	548,197
Iberdrola Renovables SA	20,000	86,307
Total Electrical Equipment, Appliance, and Component Manufacturing		634,504
Food Manufacturing - 1.9%
Danisco A/S	4,300	542,690
Massmart Holdings Ltd.	2,500	51,818
Spectrum Brands Holdings, Inc. (a)	20,066	557,032
Wimm-Bill-Dann Foods OJSC - ADR	16,000	535,520
Total Food Manufacturing		1,687,060

Food Services and Drinking Places - 0.0%
Buffets Restaurants Holdings, Inc. (a) (h)	1,912	7,648
Forestry and Logging - 0.3%
Weyerhaeuser Co.	10,018	246,443
Funds, Trusts, and Other Financial Vehicles - 1.3%
American Capital Ltd. (a)	52,900	523,710
Annaly Capital Management, Inc.	17,804	310,680
Kohlberg Capital Corp.	43,324	357,856
Total Funds, Trusts, and Other Financial Vehicles		1,192,246

General Merchandise Stores - 0.4%
Big Lots, Inc. (a)	8,750	380,012
Insurance Carriers and Related Activities - 1.5%
Assured Guaranty Ltd.	48,780	726,822
CNA Surety Corp. (a)	500	12,630
MBIA, Inc. (a)	36,225	363,699
Wesco Financial Corp.	523	203,552
Total Insurance Carriers and Related Activities		1,306,703

Machinery Manufacturing - 1.7%
Bucyrus International, Inc.	9,000	823,050
ITT Corp.	5,000	300,250
Tognum AG	10,500	377,965
Total Machinery Manufacturing		1,501,265

Management of Companies and Enterprises - 1.6%
Cooper-Standard Holding, Inc. (a)	31,739	1,436,190
Merchant Wholesalers, Durable Goods - 0.9%
International Paper Co.	27,500	829,950
Merchant Wholesalers, Nondurable Goods - 1.0%
Solutia, Inc. (a)	35,145	892,683
Mining (except Oil and Gas) - 1.8%
Camino Minerals Corp. (a)	4,000	1,403
Consolidated Thompson Iron Mines Ltd. (a)	2,000	35,358
Elk Horn Coal Member Units (a) (h)	75,977	408,376
Equinox Minerals Ltd. (a)	5,000	29,603
Fronteer Gold, Inc. (a)	3,000	45,210
Lundin Mining Corp. (a)	1,000	8,303
Mag Silver Corp. (a)	800	9,547
MAG Silver Corp. (a)	47,369	565,112
Massey Energy Co.	5,000	341,800
White Mountain Titanium Corp. (a)	98,216	109,020
Total Mining (except Oil and Gas)		1,553,732

Miscellaneous Manufacturing - 0.2%
Aleo Solar AG (a)	500	18,119
Point Blank Solutions, Inc. (a)	69,025	30,371
RC2 Corp. (a)	5,000	140,500
Total Miscellaneous Manufacturing		188,990

Nonstore Retailers - 0.1%
Liberty Media Corp - Interactive - Class A (a)	6,250	100,250
Oil and Gas Extraction - 2.0%
Energy XXI Bermuda Ltd. (a)	12,665	431,877
EXCO Resources, Inc.	29,650	612,569
Heritage Oil PLC	20,000	91,151
Rosetta Resources, Inc. (a)	12,750	606,135
TGC Industries, Inc. (a)	700	5,439
Total Oil and Gas Extraction		1,747,171

Other Information Services - 0.4%
Yahoo!, Inc. (a)	23,700	394,605
Paper Manufacturing - 2.2%
AbitibiBowater, Inc. (a)	9,637	258,946
Boise, Inc.	43,650	399,834
Caraustar Industries, Inc. (a) (h)	143	464,353
Smurfit-Stone Container Corp. (a)	4,096	158,311
Tembec, Inc. (a)	63,333	406,977
Tembec, Inc. (Acquired 06/04/2009, Cost $0) (a) (g)	40,850	262,502
Total Paper Manufacturing		1,950,923

Petroleum and Coal Products Manufacturing - 0.2%
Occidental Petroleum Corp.	1,250	130,612
Pipeline Transportation - 1.4%
The Williams Cos., Inc.	40,900	1,275,262
Primary Metal Manufacturing - 0.1%
Ormet Corp. (a)	6,230	31,150
Ormet Corp. Restricted Shares (Acquired 01/06/2010, Cost $11,406) (a) (g)	7,702	38,510
Total Primary Metal Manufacturing		69,660

Professional, Scientific, and Technical Services - 4.3%
Atheros Communications, Inc. (a)	18,000	803,700
Celera Corp. (a)	600	4,866
Electronic Control Security (a) (e) (h)	1,516,179	500,339
GlobalOptions Group, Inc. (a)	170,311	437,700
Gravity Co. Ltd. - ADR (a)	69,572	133,578
GSI Commerce, Inc. (a)	15,000	439,050
Hypercom Corp. (a)	60,000	721,800
Maxygen, Inc.	75,929	394,831
Seachange International, Inc. (a)	14,000	133,000
VSE Corp.	8,506	252,713
Total Professional, Scientific, and Technical Services		3,821,577

Publishing Industries (except Internet) - 1.7%
Belo Corp. (a)	44,335	390,591
Lawson Software, Inc. (a)	2,500	30,250
Novell, Inc. (a)	5,000	29,650
The Reader's Digest Association, Inc. (Acquired 02/23/2010 - 12/2/2010, Cost $671,949) (a) (g)	33,833	1,086,885
Total Publishing Industries (except Internet)		1,537,376

Real Estate - 2.8%
Eco Business-Immobilien AG (a)	500	4,781
Forestar Group, Inc. (a)	15,237	289,808
Huntingdon Real Estate Investment Trust (a)	310,460	2,145,520
Spare Backup, Inc. (Acquired 09/02/2008, Cost $121,558) (a) (g)	196,000	15,680
Total Real Estate		2,455,789

Rental and Leasing Services - 0.5%
Rotech Healthcare, Inc. (a)	93,477	425,320
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.3%
optionsXpress Holdings, Inc.	15,000	274,650
Tetragon Financial Group Ltd. (a)	52,071	395,740
Xinergy Ltd. (a)	286,883	1,361,178
Total Securities, Commodity Contracts, and Other Financial Investments and Related Activities		2,031,568
Support Activities for Mining - 0.3%
Pride International, Inc. (a)	6,000	257,700
Telecommunications - 6.0%
Charter Communications, Inc. - Class A (a)	54,152	2,741,718
Hughes Communications, Inc. (a)	8,000	477,360
Loral Space & Communications, Inc. (a)	9,063	702,836
Primus Telecommunications Group, Inc. (a)	93,822	1,368,863
Total Telecommunications		5,290,777

Transportation Equipment Manufacturing - 2.3%
Dana Holding Corp. (a)	6,250	108,687
Lear Corp.	15,152	740,478
Vector Aerospace Corp. (a)	4,400	58,228
Visteon Corp. (Acqured 07/27/2010, Cost $555,129) (a) (d) (h)	20,048	1,132,512
Total Transportation Equipment Manufacturing		2,039,905

Truck Transportation - 0.3%
Quality Distribution, Inc. (a)	21,226	251,528
Utilities - 2.1%
Calpine Corp. (a)	59,491	944,122
Dynegy, Inc. (a)	12,000	68,280
Exelon Corp.	6,498	267,978
Nicor, Inc.	4,000	214,800
Progress Energy, Inc.	7,500	346,050
Total Utilities		1,841,230

Water Transportation - 0.0%
K-Sea Transportation Partners LP (a)	2,300	18,814
Wholesale Electronic Markets and Agents and Brokers - 0.0%
GTSI Corp. (a)	6,000	27,540
Wood Product Manufacturing - 0.0%
Nobility Homes, Inc. (a)	1,800	16,560
TOTAL COMMON STOCKS (Cost $44,114,474)		$54,847,501

PREFERRED STOCKS - 1.0%
Real Estate - 0.9%
First Industrial Realty Trust, Inc.	35,549	810,517
Transportation Equipment Manufacturing - 0.1%
Motors Liquidation Co. (a)	6,000	41,175
TOTAL PREFERRED STOCKS (Cost $726,134)		$851,692

	Principal
	Amount
CONVERTIBLE BONDS - 0.1%
Food Manufacturing - 0.0%
Clearwater Seafoods Income Fund
10.500%, 12/31/2013	$21,400	22,305
Oil and Gas Extraction - 0.1%
Trico Marine Services, Inc.
3.000%, 01/15/2027 (f)	700,000	56,000
TOTAL CONVERTIBLE BONDS (Cost $436,293)		$78,305

CORPORATE BONDS - 22.1%
Accommodation - 0.8%
The River Rock Entertainment Authority
9.750%, 11/01/2011	800,000	672,000

Administrative and Support Services - 1.2%
SuperMedia, Inc.
8.25%, 12/31/2015 (c)	472,146	313,977
Vertis, Inc. Exit Term Loan
11.500%, 12/20/2015 (c)	738,750	723,975
Total Administrative and Support Services		1,037,952

Amusement, Gambling, and Recreation Industries - 1.7%
Mohegan Tribal Gaming Authority
8.375%, 07/01/2011 (h)	792,000	500,623
8.000%, 04/01/2012	500,000	446,250
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/2015 (Acquired 02/16/2011, Cost $566,014) (d)	800,000	528,000
Total Amusement, Gambling, and Recreation Industries		1,474,873

Apparel Manufacturing - 2.6%
Broder Brothers Co. PIK
12.000%, 10/15/2013 (Acquired 5/21/2009 - 10/15/2010, Cost $1,852,980) (g)	2,301,261	2,301,261
Broadcasting (except Internet) - 0.4%
Media Nusantara Citra BV
10.750%, 09/12/2011	306,428	307,195
Milacron Escrow Corp.
11.500%, 05/15/2011 (f) (h)	1,000,000	41,250
Total Broadcasting (except Internet)		348,445

Chemical Manufacturing - 0.5%
China Lumena New Materials Corp.
12.000%, 10/27/2014	461,000	443,491
Clothing and Clothing Accessories Stores - 0.8%
Claire's Stores, Inc. PIK
9.625%, 06/01/2015	735,005	733,168
Construction of Buildings - 0.2%
TOUSA, Inc.
9.000%, 07/01/2010 (f)	1,000,000	155,000
Food Manufacturing - 1.1%
Merisant Co. Term Loan B
7.50%, 01/11/2010 (c)	744,908	733,734
Spectrum Brands Holdings, Inc. PIK
12.000%, 08/28/2019	373	416
Spectrum Brands Holdings, Inc. Term Loan
8.000%, 06/16/2014 (c)	269,325	271,008
Total Food Manufacturing		1,005,158

Food Services and Drinking Places - 0.1%
Lone Star Note
3.000%, 12/31/2014 (Acquired 06/15/2009, Cost $96,698) (g) (h)	96,698	96,698
Furniture and Home Furnishings Stores - 0.1%
Linens 'n Things, Inc.
6.719%, 01/15/2014 (c) (f)	765,356	53,575
Health and Personal Care Stores - 1.1%
Rite Aid Corp.
9.375%, 12/15/2015	469,000	427,376
Rite Aid Corp.
8.625%, 03/01/2015	156,000	141,960
9.500%, 06/15/2017	500,000	449,375
Total Health and Personal Care Stores		1,018,711

Insurance Carriers and Related Activities - 0.2%
MBIA Insurance Corp.
14.000%, 01/15/2033 (c)	300,000	165,000
Machinery Manufacturing - 0.3%
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co.
8.500%, 04/01/2015	300,000	255,000
Motion Picture and Sound Recording Industries - 0.4%
Clear Channel Communications, Inc.
11.000%, 08/01/2016	430,000	399,900
Oil and Gas Extraction - 1.6%
Delta Petroleum Corp.
7.000%, 04/01/2015	1,000,000	770,000
Dune Energy, Inc.
10.500%, 06/01/2012	500,000	357,500
OPTI Canada, Inc.
8.250%, 12/15/2014	500,000	266,875
Total Oil and Gas Extraction		1,394,375

Paper Manufacturing - 0.6%
NewPage Corp.
10.000%, 05/01/2012	800,000	530,000
Primary Metal Manufacturing - 0.0%
Old All, Inc.
10.000%, 12/15/2016 (f)	1,000,000	10
Professional, Scientific, and Technical Services - 1.6%
AGY Holding Corp.
11.000%, 11/15/2014	1,000,000	957,500
Alion Science & Technology Corp.
10.250%, 02/01/2015	500,000	405,000
Human Touch LLC/Interactive Health Finance Corp. PIK
15.000%, 03/30/2014 (Acquired 06/18/2009 - 09/30/2010, Cost $138,783) (g) (h)	179,014	79,120
Total Professional, Scientific, and Technical Services		1,441,620

Rental and Leasing Services - 1.1%
Blockbuster, Inc.
11.750%, 10/01/2014 (Acquired 02/17/2010, Cost $337,502) (d) (f)	483,000	144,900
Brookstone Co, Inc.
12.000%, 10/15/2012	1,000,000	841,250
Total Rental and Leasing Services		986,150
Sporting Goods, Hobby, Book, and Music Stores - 0.9%
Nebraska Book Co., Inc.
10.000%, 12/01/2011	800,000	816,000
Support Activities for Mining - 0.6%
Hercules Offshore, Inc.
10.500%, 10/15/2017 (Acquired 10/19/2010, Cost $389,366) (d)	500,000	512,500
Telecommunications - 3.4%
Muzak LLC PIK
15.000%, 07/31/2014	798,891	792,899
Primus Telecommunications Group, Inc.
13.000%, 12/15/2016 (h)	1,500,000	1,665,000
Sorenson Communications, Inc.
10.500%, 02/01/2015 (Acquired 03/25/2011, Cost $601,220) (d)	800,000	596,000
Total Telecommunications		3,053,899

Transportation Equipment Manufacturing - 0.8%
Keystone Automotive Operations, Inc.
9.750%, 11/01/2013	1,000,000	250,000
Motors Liquidation Co.
7.200%, 01/15/2011 (f)	1,200,000	345,000
8.100%, 06/15/2024 (f)	500,000	141,250
Total Transportation Equipment Manufacturing		736,250

TOTAL CORPORATE BONDS (Cost $19,879,854)		$19,631,036

ESCROW NOTES - 0.3%
Atlas Energy LP Escrow (a) (h)	10,100	1,010
Lear Corp. (a) (h)	1,000,000	20,000
Six Flags Entertainment Corp. (h)	600,000	0
Smurfit-Stone Container Corp. (a) (h)	7,125	0
Spansion LLC Escrow (a) (h)	1,000,000	219,746
US Oncology, Inc. Escrow (a) (h)	292,000	4,380
TOTAL ESCROW NOTES (Cost $70,682)		$245,136

EXCHANGE TRADED FUNDS - 0.3%
iPATH S&P 500 VIX Short-Term Futures ETN (a)	10,000	293,600
TOTAL EXCHANGE TRADED FUNDS (Cost $421,635)		$293,600

RIGHTS - 0.9%
Fresenius Kabi Pharmaceuticals Holding, Inc. (a) (h)	9,000	0
Keystone Automotive Operations, Inc. (a) (h)	27,099	342,856
Portola Packaging, Inc. (h)	55,555	449,657
TOTAL RIGHTS (Cost $862,581)		$792,513

WARRANTS - 0.6%
Charter Communications, Inc.
Expiration November 2014, Exercise Price: $46.86 (a)	5,056	59,408
Cooper-Standard Holding, Inc.
Expiration November 2017, Exercise Price: $27.33 (a)	2,216	52,630
Lear Corp.
Expiration November 2014, Exercise Price: $10.56 (a) (h)	3,920	420,812
Spare Backup, Inc.
Expiration July 2012, Exercise Price: $1.00 (Acquired 09/02/2008, Cost $0) (a) (g)	590,915	0
Xinergy Ltd.
Expiration December 2011, Exercise Price: $4.20 (a)	8,500	8,329
TOTAL WARRANTS (Cost $29,801)		$541,179

PURCHASED OPTIONS - 0.4%
	Contracts
Call Options - 0.2%
Assured Guaranty Ltd.
Expiration July 2011, Exercise Price: $16.00	320	38,400
TiVo, Inc.
Expiration January 2012, Exercise Price: $7.50	350	103,250
Yahoo!, Inc.
Expiration January 2012, Exercise Price: $17.50	123	22,755
Expiration January 2012, Exercise Price: $20.00	200	20,600
Total Call Options		185,005

Put Options - 0.2%
iShares Dow Jones US Real Estate Index Fund
Expiration May 2011, Exercise Price: $58.00	125	14,250
iShares Russell 2000 Index Fund
Expiration April 2011, Exercise Price: $76.00	125	1,625
Expiration April 2011, Exercise Price: $77.00	150	2,400
Expiration: April 2011, Exercise Price: $78.00	300	6,000
Expiration May 2011, Exercise Price: $78.00	185	17,760
Expiration April 2011, Exercise Price: $79.00	80	2,080
Expiration April 2011, Exercise Price: $80.00	125	4,250
Expiration May 2011, Exercise Price: $80.00	125	16,500
Expiration May 2011, Exercise Price: $81.00	125	19,750
SPDR S&P 500 ETF Trust
Expiration May 2011, Exercise Price: $131.00	456	115,368
Total Put Options		199,983

TOTAL PURCHASED OPTIONS (Cost $694,108)		$384,988

Total Investments (Cost $67,235,562) - 87.5%		77,665,950

	Principal
REPURCHASE AGREEMENTS - 14.8%	Amount
J.P. Morgan
0.00%, dated 3/31/2011, due 4/1/2011
repurchase price $13,110,437 (b)	$13,110,437	13,110,437
TOTAL REPURCHASE AGREEMENTS (Cost $13,110,437)		$13,110,437

Liabilities in Excess of Other Assets - (2.3%)		(2,059,521)
TOTAL NET ASSETS - 100.0%		$88,716,866

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
PIK Payment In-Kind

(a) Non-income producing.
(b) Collateralized by U.S. Treasury Notes with a market value of $13,780,666.
(c) Variable Rate Security. The rate shown represents the rate at March 31, 2011.
(d) Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2011, the market value of these securities total $2,913,912 which represents 3.3% of total net assets.
(e) Affiliated issuer.
(f) Default or other conditions exist and security is not presently accruing income.
(g) Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2011, the market value of these securities total $5,333,417 which represents 6.0% of total net assets.
(h) Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).
At March 31, 2011, the market value of these securities total $6,398,830 which represents 7.2% of total net assets.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:
Cost of investments	$81,663,347
Gross unrealized appreciation	12,381,350
Gross unrealized depreciation	(3,268,310)
Net unrealized appreciation	$9,113,040

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Underlying Funds Trust
Event Driven
Schedule of Securities Sold Short
March 31, 2011 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 2.9%
Funds, Trusts, and Other Financial Vehicles - 0.1%
Redwood Trust, Inc.	3,832	$59,588
General Merchandise Stores - 0.1%
The Bon-Ton Stores, Inc.	5,535	85,793
Mining (except Oil and Gas) - 0.7%
Alpha Natural Resources, Inc.	5,125	304,271
Arch Coal, Inc.	2,500	90,100
James River Coal Co.	10,000	241,700
Total Mining (except Oil and Gas)		636,071

Petroleum and Coal Products Manufacturing - 0.3%
Aegean Marine Petroleum Network, Inc.	34,804	284,001
Publishing Industries (except Internet) - 0.9%
VeriFone Systems, Inc.	14,950	821,502
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.3%
The Charles Schwab Corp.	15,300	275,859
Support Activities for Mining - 0.2%
Ensco PLC - ADR	2,866	165,769
Water Transportation - 0.3%
Eagle Bulk Shipping, Inc.	71,303	265,247
TOTAL COMMON STOCKS (Proceeds $2,250,353)		$2,593,830

INVESTMENT COMPANIES - 10.2%
iShares Dow Jones US Real Estate Index Fund	13,550	804,870
iShares Russell 2000 Index Fund	41,942	3,530,258
Retail HOLDRs Trust	2,136	226,352
SPDR S&P 500 ETF Trust	34,050	4,511,966
TOTAL INVESTMENT COMPANIES (Proceeds $8,515,129)		$9,073,446

	Principal
	Amount
CONVERTIBLE BONDS - 0.1%
Nonmetallic Mineral Product Manufacturing - 0.1%
US Concrete, Inc.
9.500%, 08/31/2015	$100,000	126,750
TOTAL CONVERTIBLE BONDS (Proceeds $100,000)		126,750

CORPORATE BONDS - 2.5%
Accommodation - 0.4%
The River Rock Entertainment Authority
9.750%, 11/01/2011	402,000	337,680
Food and Beverage Stores - 0.8%
New Albertsons, Inc.
7.450%, 08/01/2029	900,000	711,000
General Merchandise Stores - 0.6%
The Neiman Marcus Group, Inc. PIK
9.000%, 10/15/2015	460,968	481,711
Publishing Industries (except Internet) - 0.7%
Knight Ridder, Inc.
6.875%, 03/15/2029	900,000	636,750
TOTAL CORPORATE BONDS (Proceeds $2,063,377)		2,167,141

Total Securities Sold Short (Proceeds $12,928,859) - 15.7%		$13,961,167

ADR American Depository Receipt

Underlying Funds Trust
Event Driven
Schedule of Options Written
March 31, 2011 (Unaudited)
		Fair
	Contracts	Value
Call Options
Assured Guaranty Ltd.
Expiration: July 2011, Exercise Price: $19.00	127	$5,334
Energy XXI Bermuda Ltd.
Expiration: April 2011, Exercise Price: $34.00	119	14,280
iShares Russell 2000 Index Fund
Expiration: April 2011, Exercise Price: $84.00	63	9,135
Expiration: April 2011, Exercise Price: $85.00	20	1,760
Expiration: May 2011, Exercise Price: $87.00	125	15,250
MBIA, Inc.
Expiration: April 2011, Exercise Price: $11.00	38	342
Sensata Technologies Holding NV
Expiration: April 2011, Exercise Price: $35.00	25	1,875
Solutia, Inc.
Expiration: April 2011, Exercise Price: $25.00	97	8,488
SPDR S&P 500 ETF Trust
Expiration: May 2011, Exercise Price: $135.00	125	23,125
Weyerhaeuser Co.
Expiration: April 2011, Exercise Price: $25.00	100	4,000
Yahoo!, Inc.
Expiration: April 2011, Exercise Price: $17.00	187	5,984
Total Call Options		89,573

Put Options
Assured Guaranty Ltd.
Expiration: July 2011, Exercise Price: $13.00	320	27,200
iShares Dow Jones US Real Estate Index Fund
Expiration: May 2011, Exercise Price: $54.00	250	900
iShares Russell 2000 Index Fund
Expiration: April 2011, Exercise Price: $74.00	75	675
Expiration: April 2011, Exercise Price: $75.00	25	250
Expiration: May 2011, Exercise Price: $66.00	25	275
Expiration: May 2011, Exercise Price: $69.00	50	950
Expiration: May 2011, Exercise Price: $72.00	50	1,650
Expiration: May 2011, Exercise Price: $73.00	25	975
Expiration: May 2011, Exercise Price: $74.00	25	1,150
Expiration: May 2011, Exercise Price: $75.00	125	7,000
SPDR S&P 500 ETF Trust
Expiration: May 2011, Exercise Price: $121.00	250	17,500
TiVo, Inc.
Expiration: April 2011, Exercise Price: $8.00	17	663
Weyerhaeuser Co.
Expiration: April 2011, Exercise Price: $25.00	92	5,704
Wyndham Worldwide Corp.
Expiration: April 2011, Exercise Price: $30.00	25	562
Yahoo!, Inc.
Expiration: January 2012, Exercise Price: $15.00	150	19,200
Total Put Options		84,654

Total Options Written (Premiums received $254,716)		$174,227

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2011:

Description		Level 1	Level 2	Level 3		Total
Common Stocks		$49,750,177	$2,539,646 (1)	$2,557,678	(2)	$54,847,501
Preferred Stocks		851,692	—	—		851,692
Convertible Bonds		—	78,305	—		78,305
Corporate Bonds		—	17,248,345	2,382,691		19,631,036
Escrow Notes		—	—	245,136		245,136
Exchange Traded Funds		293,600	—	—		293,600
Rights		—	—	792,513		792,513
Warrants		120,367	—	420,812		541,179
Purchased Options		384,988	—	—		384,988
Repurchase Agreements		—	13,110,437	—		13,110,437
Total Long Investments in Securities		$51,400,824	$32,976,733	$6,398,830		$90,776,387

Securities Sold Short:
Common Stocks		(2,593,830)	—	—		(2,593,830)
Investment Companies		(9,073,446)	—	—		(9,073,446)
Convertible Bonds		—	(126,750)	—		(126,750)
Corporate Bonds		—	(2,167,141)	—		(2,167,141)
Total Securities Sold Short		$(11,667,276)	$(2,293,891)	$—		$(13,961,167)

Written Options		$(174,227)	$—	$—		$(174,227)

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
	Apparel and Manufacturing	1,452,761
	Publishing Industries (except Internet)	1,086,885
		$2,539,646

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Computer and Electronic Product Manufacturing	$44,450
	Food Services and Drinking Places	7,648
	Mining (except Oil and Gas)	408,376
	Paper Manufacturing	464,353
	Professional, Scientific, and Technical Services	500,339
	Transportation Equipment Manufacturing	1,132,512
		$2,557,678

Transfers into Level 1		$—
Transfers out of Level 1		(2,061,311)
Net transfers in and/or out of Level 1		$(2,061,311)
Transfers were made out of Level 1 into Level 3 due to securities being priced with unobservable inputes versus being valued in an active market.

Transfers into Level 2		$1,452,761
Transfers out of Level 2		—
Net transfers in and/or out of Level 2		$1,452,761
Transfers were made into Level 2 from Level 3 due to securities being valued with broker prices in an active market.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
		Investments in Securities, at value
Balance as of December 31, 2010		$4,521,689
Accrued discounts/premiums		156,849
Realized gain (loss)		—
Change in unrealized appreciation		774,517
Purchases		342,856
Sales		(5,631)
Transfer in and/or out of Level 3		608,550
Balance as of March 31, 2011		$6,398,830

Change in unrealized appreciation/depreciation during the period for level 3 investments held at March 31, 2011		$(22,158)

Transfers between levels are recognized at the end of the reporting period.

Event Driven
Statement of Assets and Liabilities
Fair Values of derivative instruments as of March 31, 2011 (Unaudited):
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	$384,988
Written Options			Written option contracts, at value	174,227
Total		$384,988		$174,227

Statement of Operations

The effect of derivative instruments on the Statement of Operations for period ended March 31, 2011 (Unaudited):
Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts
Purchased Options	$(338,670)
Written Options	321,744
Total	$(16,926)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts
Purchased Options	$(301,651)
Written Options	(141,960)
Total	$(443,611)

Underlying Funds Trust
Long/Short Equity
Schedule of Investments
March 31, 2011 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 74.8%
Administration of Human Resource Programs - 0.2%
Express Scripts, Inc. (a)	4,400	$244,684
Administrative and Support Services - 1.2%
Kforce, Inc. (a)	17,400	318,420
The Scotts Miracle-Gro Co. - Class A	17,500	1,012,375
Total Administrative and Support Services		1,330,795

Air Transportation - 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	9,170	639,332
Ambulatory Health Care Services - 1.4%
Gentiva Health Services, Inc. (a)	12,000	336,360
Lincare Holdings, Inc.	20,100	596,166
Metropolitan Health Networks, Inc. (a)	23,000	108,790
Quest Diagnostics, Inc.	8,800	507,936
Total Ambulatory Health Care Services		1,549,252

Building Material and Garden Equipment and Supplies Dealers - 0.5%
Home Depot, Inc.	15,800	585,548
Chemical Manufacturing - 6.8%
Alkermes, Inc. (a)	113,900	1,475,005
Allergan, Inc.	6,600	468,732
Bristol-Myers Squibb Co. (a)	8,800	232,584
Celgene Corp. (a)	6,600	379,698
Flamel Technologies SA - ADR (a)	76,900	462,169
Koppers Holdings, Inc.	8,000	341,600
Mylan, Inc. (a)	21,137	479,176
Obagi Medical Products, Inc. (a)	120,571	1,524,017
Roche Holding AG - ADR	8,200	294,790
STR Holdings, Inc. (a)	62,860	1,205,655
Teva Pharmaceutical Industries Ltd. - ADR	10,000	501,700
Viropharma, Inc. (a)	17,600	350,240
Total Chemical Manufacturing		7,715,366

Clothing and Clothing Accessories Stores - 2.1%
Carter's, Inc. (a)	29,960	857,755
Chico's FAS, Inc.	44,830	667,967
Foot Locker, Inc.	10,000	197,200
The Finish Line, Inc. - Class A	33,000	655,050
Total Clothing and Clothing Accessories Stores		2,377,972

Computer and Electronic Product Manufacturing - 9.6%
American Medical Systems Holdings, Inc. (a)	33,000	714,120
Cisco Systems, Inc. (a)	26,100	447,615
EMC Corp. (a)	14,000	371,700
Formfactor, Inc. (a)	50,000	515,000
Hologic, Inc. (a)	42,450	942,390
Integrated Device Technology, Inc. (a)	104,630	771,123
International Rectifier Corp. (a)	32,890	1,087,343
MEMC Electronic Materials, Inc. (a)	25,000	324,000
Micron Technology, Inc. (a)	68,800	788,448
Newport Corp. (a)	28,940	516,000
Orthovita, Inc. (a)	260,000	553,800
PerkinElmer, Inc.	24,200	635,734
Plantronics, Inc.	24,040	880,345
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	37,800	460,404
Thermo Fisher Scientific, Inc. (a)	17,900	994,345
Triumph Group, Inc.	4,200	371,490
Vital Images, Inc. (a)	34,500	466,095
Total Computer and Electronic Product Manufacturing		10,839,952

Couriers and Messengers - 0.5%
Air Transport Services Group, Inc. (a)	70,620	596,739
Credit Intermediation and Related Activities - 5.0%
American Express Co.	20,000	904,000
Bank of America Corp.	60,500	806,465
Cardtronics, Inc. (a)	59,800	1,216,930
Citigroup, Inc. (a)	125,500	554,710
Discover Financial Services	34,785	839,014
Heartland Payment Systems, Inc.	8,180	143,396
Synovus Financial Corp.	125,000	300,000
Wells Fargo & Co.	26,000	824,200
Total Credit Intermediation and Related Activities		5,588,715

Data Processing, Hosting and Related Services - 1.7%
Google, Inc. - Class A (a)	1,700	996,557
NCR Corp. (a)	17,600	331,584
NIC, Inc.	45,600	568,176
Total Data Processing, Hosting and Related Services		1,896,317

Electrical Equipment, Appliance, and Component Manufacturing - 0.7%
Catch The Wind Ltd. (a)	148,000	122,125
Greatbatch, Inc. (a)	16,099	425,980
Helix Wind Corp. Units (a)	301,628	211
KVH Industries, Inc. (a)	18,710	282,895
Total Electrical Equipment, Appliance, and Component Manufacturing		831,211

Electronics and Appliance Stores - 0.2%
Best Buy Co., Inc.	7,800	224,016
Fabricated Metal Product Manufacturing - 1.1%
Crown Holdings, Inc. (a)	12,700	489,966
Stanley Black & Decker, Inc.	9,900	758,340
Total Fabricated Metal Product Manufacturing		1,248,306

Food and Beverage Stores - 0.3%
The Kroger Co. (a)	15,600	373,932
Food Manufacturing - 1.2%
The JM Smucker Co.	8,290	591,823
TreeHouse Foods, Inc. (a)	14,305	813,525
Total Food Manufacturing		1,405,348

Forestry and Logging - 0.0%
Shanghai Songrui Forestry Products, Inc. (a) (c)	660,000	0
Funds, Trusts, and Other Financial Vehicles - 0.7%
Financial Engines, Inc. (a)	28,690	790,696
General Merchandise Stores - 0.9%
Kohl's Corp.	19,595	1,039,319
Heavy and Civil Engineering Construction - 1.7%
Arris Group, Inc. (a)	51,990	662,353
Chicago Bridge & Iron Co. NV - ADR	14,400	585,504
Quanta Services, Inc. (a)	31,500	706,545
Total Heavy and Civil Engineering Construction		1,954,402

Insurance Carriers and Related Activities - 0.6%
Harleysville Group, Inc.	4,000	132,520
Humana, Inc. (a)	7,000	489,580
Total Insurance Carriers and Related Activities		622,100

Machinery Manufacturing - 1.2%
Actuant Corp.	12,600	365,400
Applied Materials, Inc.	41,200	643,544
Eaton Corp.	7,200	399,168
Total Machinery Manufacturing		1,408,112

Merchant Wholesalers, Durable Goods - 0.5%
Nalco Holding Co.	18,600	507,966
Merchant Wholesalers, Nondurable Goods - 0.9%
AmerisourceBergen Corp.	10,700	423,292
McKesson Corp.	7,600	600,780
Total Merchant Wholesalers, Nondurable Goods		1,024,072

Miscellaneous Manufacturing - 4.1%
Align Technology, Inc. (a)	31,120	637,338
AtriCure, Inc. (a)	126,824	1,443,257
CareFusion Corp. (a)	8,800	248,160
Covidien PLC	6,400	332,416
Endologix, Inc. (a)	79,400	538,332
Haemonetics Corp. (a)	9,500	622,630
Hasbro, Inc.	8,000	374,720
Orthofix International NV (a)	4,000	129,840
Volcano Corp. (a)	11,000	281,600
Total Miscellaneous Manufacturing		4,608,293

Miscellaneous Store Retailers - 0.0%
Appliance Recycling Centers of America, Inc. (a)	1,500	5,910
Motion Picture and Sound Recording Industries - 1.0%
Rovi Corp. (a)	11,090	594,979
The Walt Disney Co.	11,400	491,226
Total Motion Picture and Sound Recording Industries		1,086,205

Motor Vehicle and Parts Dealers - 0.7%
Copart, Inc. (a)	18,830	815,904
Nonmetallic Mineral Product Manufacturing - 0.5%
Sealed Air Corp.	19,400	517,204
Nonstore Retailers - 2.1%
World Fuel Services Corp.	57,990	2,354,974
Petroleum and Coal Products Manufacturing - 0.8%
Exxon Mobil Corp.	5,000	420,650
Marathon Oil Corp.	8,000	426,480
Total Petroleum and Coal Products Manufacturing		847,130

Plastics and Rubber Products Manufacturing - 0.0%
Amerityre Corp. (a)	79,912	18,380
Professional, Scientific, and Technical Services - 7.1%
Alliance Data Systems Corp. (a)	9,320	800,495
Barnes Group, Inc.	26,200	547,056
International Business Machines Corp.	7,250	1,182,257
Lender Processing Services, Inc.	29,600	952,824
Mistras Group, Inc. (a)	31,210	537,124
National CineMedia, Inc.	20,580	384,229
Omnicom Group, Inc.	16,100	789,866
Orchid Cellmark, Inc. (a)	178,250	361,848
Radiant Systems, Inc. (a)	31,340	554,718
RTI Biologics, Inc. (a)	239,400	684,684
Sourcefire, Inc. (a)	3,330	91,608
Sykes Enterprises, Inc. (a)	15,000	296,550
The Hackett Group, Inc. (a)	35,400	135,936
ValueClick, Inc. (a)	48,670	703,768
Total Professional, Scientific, and Technical Services		8,022,963

Publishing Industries (except Internet) - 3.4%
Activision Blizzard, Inc. (a)	37,500	411,375
Adobe Systems, Inc. (a)	24,900	825,684
Brocade Communications Systems, Inc. (a)	129,350	795,502
CA, Inc.	17,000	411,060
Meredith Corp.	18,165	616,157
Microsoft Corp.	19,400	491,984
RightNow Technologies, Inc. (a)	10,050	314,565
Total Publishing Industries (except Internet)		3,866,327

Rental and Leasing Services - 2.1%
Electro Rent Corp.	33,765	580,083
GATX Corp.	13,200	510,312
RSC Holdings, Inc. (a)	30,500	438,590
Ryder System, Inc.	16,100	814,660
Total Rental and Leasing Services		2,343,645

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.9%
JPMorgan Chase & Co.	19,000	875,900
Lazard Ltd. - Class A	2,000	83,160
Legg Mason, Inc.	21,200	765,108
Morgan Stanley	30,000	819,600
The Goldman Sachs Group, Inc.	4,800	760,656
Total Securities, Commodity Contracts, and Other Financial Investments and Related Activities		3,304,424

Support Activities for Mining - 2.3%
Ensco PLC - ADR	8,500	491,640
Helix Energy Solutions Group, Inc. (a)	57,080	981,776
MasTec, Inc. (a)	29,090	605,072
Superior Energy Services, Inc. (a)	11,100	455,100
Total Support Activities for Mining		2,533,588

Telecommunications - 2.3%
AboveNet, Inc.	9,690	628,493
Earthlink, Inc.	84,825	664,180
ORBCOMM, Inc. (a)	13,200	43,560
SAVVIS, Inc. (a)	20,190	748,847
Verizon Communications, Inc. (a)	13,900	535,706
Total Telecommunications		2,620,786

Transportation Equipment Manufacturing - 3.5%
Accuride Corp. (a)	54,195	752,769
Daimler AG (a)	6,000	424,740
Dorman Products, Inc. (a)	11,950	502,975
General Electric Co.	55,400	1,110,770
Johnson Controls, Inc.	11,400	473,898
Navistar International Corp. (a)	6,000	415,980
Visteon Corp. (a)	4,200	262,458
Total Transportation Equipment Manufacturing		3,943,590

Truck Transportation - 1.4%
JB Hunt Transport Services, Inc.	9,600	436,032
Knight Transportation, Inc.	29,000	558,250
Landstar Systems, Inc.	11,740	536,283
Total Truck Transportation		1,530,565

Utilities - 1.0%
Covanta Holding Corp.	25,400	433,832
NorthWestern Corp.	24,375	738,562
Total Utilities		1,172,394

TOTAL COMMON STOCKS (Cost $76,291,520)		$84,386,434

PURCHASED OPTIONS - 0.5%
Call Options - 0.2%	Contracts
Bank of America Corp.
Expiration April 2011, Exercise Price: $15.00	260	520
Bristol-Myers Squibb Co.
Expiration June 2011, Exercise Price: $26.00	217	27,559
Cracker Barrel Old Country Store, Inc.
Expiration April 2011, Exercise Price: $50.00	53	3,578
Cracker Barrel Old Country Store, Inc.
Expiration June 2011, Exercise Price: $55.00	86	4,730
El Paso Corp.
Expiration July 2011, Exercise Price: $18.00	147	17,787
GameStop Corp.
Expiration May 2011, Exercise Price: $23.00	215	19,350
General Dynamics Corp.
Expiration May 2011, Exercise Price: $80.00	73	5,840
iShares Barclays 20+ Year Treasury Bond Fund
Expiration April 2011, Exercise Price: $92.00	400	30,800
JPMorgan Chase & Co.
Expiration April 2011, Exercise Price: $46.00	195	19,110
Lexmark International, Inc.
Expiration May 2011, Exercise Price: $38.00	82	13,530
Lockheed Martin Corp.
Expiration June 2011, Exercise Price: $85.00	53	4,505
Nokia OYJ
Expiration July 2011, Exercise Price: $10.00	720	9,360
Owens-Illinois, Inc.
Expiration May 2011, Exercise Price: $32.00	96	6,720
Pfizer, Inc.
Expiration June 2011, Exercise Price: $20.00	240	22,080
Ross Stores, Inc.
Expiration May 2011, Exercise Price: $72.50	57	11,115
SPDR S&P 500 ETF Trust
Expiration May 2011, Exercise Price: $137.00	39	4,056
The Allstate Corp.
Expiration May 2011, Exercise Price: $32.00	214	20,544
Toyota Motor Corp.
Expiration April 2011, Exercise Price: $80.00	90	17,730
Total Call Options		238,914

Put Options - 0.3%
Adobe Systems, Inc.
Expiration April 2011, Exercise Price: $32.00	249	7,470
Capital One Financial Corp.
Expiration April 2011, Exercise Price: $50.00	355	18,815
Citigroup, Inc.
Expiration April 2011, Exercise Price: $4.50	1,975	25,675
CurrencyShares Euro Trust
Expiration April 2011, Exercise Price: $141.00	625	67,500
Health Care Select Sector SPDR Fund
Expiration April 2011, Exercise Price: $33.00	174	4,350
iShares Barclays 20+ Year Treasury Bond Fund
Expiration April 2011, Exercise Price: $92.00	400	30,800
SPDR S&P 500 ETF Trust
Expiration April 2011, Exercise Price: $132.00	220	29,920
SPDR S&P 500 ETF Trust
Expiration May 2011, Exercise Price: $133.00	220	71,280
Visa, Inc.
Expiration April 2011, Exercise Price: $75.00	235	54,990
Total Put Options		310,800

TOTAL PURCHASED OPTIONS (Cost $776,629)		$549,714

Total Investments (Cost $77,068,149) - 75.3%		84,936,148
	Principal
REPURCHASE AGREEMENTS - 14.5%	Amount
J.P. Morgan
0.000%, dated 3/31/2011, due 4/1/2011
repurchase price $16,370,696 (b)	$16,370,696	16,370,696
TOTAL REPURCHASE AGREEMENTS (Cost $16,370,696)		$16,370,696

Other Assets in Excess of Liabilities - 10.2%		11,537,169
TOTAL NET ASSETS - 100.0%		$112,844,013

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Treasury Notes with a market value of $6,249,017.
(c) Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).
At March 31, 2011, the market value of these securities total $0 which represents 0.0% of total net assets.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:
Cost of investments	$94,613,027
Gross unrealized appreciation	9,191,833
Gross unrealized depreciation	(2,498,016)
Net unrealized appreciation	$6,693,817

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Underlying Funds Trust
Long/Short Equity
Schedule of Securities Sold Short
March 31, 2011 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 23.5%
Accommodation - 0.4%
Starwood Hotels & Resorts Worldwide, Inc.	7,700	$447,524
Ambulatory Health Care Services - 0.2%
Edwards Lifesciences Corp.	2,800	243,600
Apparel Manufacturing - 0.3%
Cherokee, Inc.	7,290	125,825
Quicksilver, Inc.	12,000	53,040
True Religion Apparel, Inc.	4,340	101,860
Total Apparel Manufacturing		280,725

Chemical Manufacturing - 3.6%
Amyris, Inc.	7,680	219,187
BioCryst Pharmaceuticals, Inc.	29,900	113,321
Immucor, Inc.	6,900	136,482
Johnson & Johnson	11,100	657,675
Medifast, Inc.	6,800	134,300
NewMarket Corp.	3,870	612,311
Novo Nordisk SpA - ADR	600	75,138
Onyx Pharmaceuticals, Inc.	8,640	303,955
Perrigo Co.	3,700	294,224
Pharmasset, Inc.	5,750	452,583
Prestige Brands Holdings, Inc.	54,180	623,070
Stepan Co.	6,800	493,000
Total Chemical Manufacturing		4,115,246

Clothing and Clothing Accessories Stores - 0.4%
Ross Stores, Inc.	5,700	405,384
Computer and Electronic Product Manufacturing - 4.1%
DragonWave, Inc.	25,450	211,998
Flextronics International Ltd.	10,000	74,700
Hewlett-Packard Co.	22,000	901,340
Itron, Inc.	4,850	273,734
L-1 Identity Solutions, Inc.	51,960	612,089
Lexmark International, Inc. - Class A	14,190	525,597
Lockheed Martin Corp.	5,300	426,120
Logitech International SA	11,990	217,379
NVE Corp.	4,020	226,487
Omnivision Technologies, Inc.	15,970	567,414
STEC, Inc.	5,010	100,651
SunPower Corp. - Class A	17,030	291,894
Varian Medical Systems, Inc.	800	54,112
ZST Digital Networks, Inc.	18,310	107,480
Total Computer and Electronic Product Manufacturing		4,590,995

Credit Intermediation and Related Activities - 0.6%
M&T Bank Corp.	1,770	156,592
World Acceptance Corp.	8,430	549,636
Total Credit Intermediation and Related Activities		706,228

Electrical Equipment, Appliance, and Component Manufacturing - 0.5%
A123 Systems, Inc.	53,220	337,947
Whirlpool Corp.	2,930	250,105
Total Electrical Equipment, Appliance, and Component Manufacturing		588,052

Food Manufacturing - 0.1%
Green Mountain Coffee Roasters, Inc.	1,960	126,636
Food Services and Drinking Places - 0.6%
Cracker Barrel Old Country Store, Inc.	14,000	687,960
Insurance Carriers and Related Activities - 1.1%
Protective Life Corp.	21,330	566,311
The Allstate Corp.	21,400	680,092
Total Insurance Carriers and Related Activities		1,246,403

Machinery Manufacturing - 0.5%
NACCO Industries, Inc. - Class A	4,795	530,663
Merchant Wholesalers, Durable Goods - 0.2%
Henry Schein, Inc.	3,300	231,561
Miscellaneous Manufacturing - 1.3%
Abaxis, Inc.	12,900	372,036
CONMED Corp.	14,973	393,490
CR Bard, Inc.	3,500	347,585
NuVasive, Inc.	9,900	250,668
ResMed, Inc.	1,900	57,000
Total Miscellaneous Manufacturing		1,420,779

Motion Picture and Sound Recording Industries - 0.6%
Imax Corp.	7,710	246,566
The Disney Walt Co.	9,500	409,355
Total Motion Picture and Sound Recording Industries		655,921

Nonmetallic Mineral Product Manufacturing - 0.3%
Owens-Illinois, Inc.	9,600	289,824
Nonstore Retailers - 0.1%
Nutrisystem, Inc.	6,750	97,808
Oil and Gas Extraction - 0.2%
Northern Oil & Gas, Inc.	9,000	240,300
Paper Manufacturing - 0.2%
Avery Dennison Corp.	5,800	243,368
Professional, Scientific, and Technical Services - 4.0%
Acorda Therapeutics, Inc.	8,310	192,792
Constant Contact, Inc.	19,270	672,523
DST Systems, Inc.	10,870	574,153
IDEXX Laboratories, Inc.	2,100	162,162
Incyte Corp. Ltd.	5,520	87,492
International Business Machines Corp.	3,300	538,131
iSoftstone Holdings Ltd. - ADR	12,310	227,858
Regeneron Pharmaceuticals, Inc.	7,440	334,353
Smart Technologies, Inc.	52,400	535,004
Tyler Technologies, Inc.	23,870	565,958
VanceInfo Technologies, Inc. - ADR	7,860	246,883
VCA Antech, Inc.	16,200	407,916
Total Professional, Scientific, and Technical Services		4,545,225

Publishing Industries (except Internet) - 0.9%
Open Text Corp.	11,480	715,434
VMware, Inc. - Class A	4,300	350,622
Total Publishing Industries (except Internet)		1,066,056

Real Estate - 0.1%
Coresite Realty Corp.	5,010	79,358
Rental and Leasing Services - 0.3%
Netflix, Inc.	1,520	360,742
Sporting Goods, Hobby, Book, and Music Stores - 0.4%
GameStop Corp. - Class A	21,600	486,432
Telecommunications - 0.9%
Verizon Communications, Inc.	14,000	539,560
Vodafone Group PLC - ADR	17,000	488,750
Total Telecommunications		1,028,310

Transportation Equipment Manufacturing - 1.4%
General Dynamics Corp.	7,300	558,888
Meritor, Inc.	35,850	608,375
Spirit Aerosystems Holdings, Inc. - Class A	9,420	241,811
Winnebago Industries, Inc.	9,100	121,667
Total Transportation Equipment Manufacturing		1,530,741

Truck Transportation - 0.2%
Swift Transportation Co.	16,580	243,726
TOTAL COMMON STOCKS (Proceeds $24,906,121)		$26,489,567

EXCHANGE TRADED FUNDS - 14.8%
Health Care Select Sector SPDR Fund	13,300	440,629
iShares Barclays 20+ Year Treasury Bond Fund	6,500	598,780
iShares Russell 2000 Growth Index Fund	5,000	476,700
iShares Russell 2000 Index Fund	39,500	3,324,715
Powershares QQQ Trust Series 1	17,100	982,053
SPDR S&P 500 ETF Trust	81,900	10,852,569
TOTAL EXCHANGE TRADED FUNDS (Proceeds $16,500,444)		$16,675,446

Total Securities Sold Short (Proceeds $41,406,565) - 38.3%		$43,165,013

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

Underlying Funds Trust
Long/Short Equity
Schedule of Options Written
March 31, 2011 (Unaudited)
		Fair
	Contracts	Value
Call Options
Adobe Systems, Inc.
Expiration: May 2011, Exercise Price: $37.00	249	$6,225
SPDR S&P 500 ETF Trust
Expiration: May 2011, Exercise Price: $137.00	350	36,400
Total Call Options		42,625

Put Options
Activision Blizzard, Inc.
Expiration: May 2011, Exercise Price: $10.00	550	6,325
Adobe Systems, Inc.
Expiration: May 2011, Exercise Price: $28.00	249	3,611
American International Group, Inc.
Expiration: April 2011, Exercise Price: $40.00	225	112,725
Bank of America Corp.
Expiration: May 2011, Exercise Price: $14.00	260	24,440
Bristol-Myers Squibb Co.
Expiration: June 2011, Exercise Price: $25.00	217	9,982
Capital One Financial Corp.
Expiration: June 2011, Exercise Price: $55.00	180	84,600
Citigroup, Inc.
Expiration: May 2011, Exercise Price: $4.00	1,975	7,900
Citigroup, Inc.
Expiration: May 2011, Exercise Price: $5.50	720	77,040
ConAgra Foods, Inc.
Expiration: June 2011, Exercise Price: $21.00	275	2,750
Cracker Barrel Old Country Store, Inc.
Expiration: April 2011, Exercise Price: $45.00	54	1,134
Cracker Barrel Old Country Store, Inc.
Expiration: June 2011, Exercise Price: $40.00	86	4,085
Dell, Inc.
Expiration: May 2011, Exercise Price: $11.00	3,000	12,000
Dell, Inc.
Expiration: May 2011, Exercise Price: $12.00	500	3,500
GameStop Corp.
Expiration: April 2011, Exercise Price: $16.00	134	201
GameStop Corp.
Expiration: April 2011, Exercise Price: $17.00	53	106
GameStop Corp.
Expiration: April 2011, Exercise Price: $18.00	162	486
General Dynamics Corp.
Expiration: May 2011, Exercise Price: $70.00	73	5,110
JPMorgan Chase & Co.
Expiration: May 2011, Exercise Price: $42.00	300	13,800
Lexmark International, Inc.
Expiration: May 2011, Exercise Price: $33.00	82	5,740
Lockheed Martin Corp.
Expiration: June 2011, Exercise Price: $75.00	53	6,625
Marathon Oil Corp.
Expiration: April 2011, Exercise Price: $37.00	195	1,853
Nokia OYJ
Expiration: January 2012, Exercise Price: $7.50	540	42,120
Owens-Illinois, Inc.
Expiration: May 2011, Exercise Price: $28.00	96	5,760
Pfizer, Inc.
Expiration: May 2011, Exercise Price: $19.00	240	5,280
Ross Stores, Inc.
Expiration: May 2011, Exercise Price: $65.00	57	4,417
SPDR S&P 500 ETF Trust
Expiration: May 2011, Exercise Price: $116.00	350	14,350
Expiration: May 2011, Exercise Price: $125.00	39	4,446
The Allstate Corp.
Expiration: April 2011, Exercise Price: $30.00	214	1,284
Toyota Motor Corp.
Expiration: May 2011, Exercise Price: $75.00	90	12,240
Visa, Inc.
Expiration: May 2011, Exercise Price: $80.00	235	172,725
Total Put Options		646,635

Total Options Written (Premiums received $777,227)		$689,260

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2011:

Description		Level 1	Level 2	Level 3		Total
Common Stocks		$84,386,434	$—	$—	(1)	$84,386,434
Purchased Options		549,714	—	—		549,714
Repurchase Agreements		—	16,370,696	—		16,370,696
Total Investment in Securities		$84,936,148	$16,370,696	$—		$101,306,844

Securities Sold Short:
Common Stocks		$(26,489,567)	$—	$—		$(26,489,567)
Exchange Traded Funds		(16,675,446)	—	—		(16,675,446)
Total Securities Sold Short		$(43,165,013)	$—	$—		$(43,165,013)

Written Options		$(689,260)	$—	$—		$(689,260)

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Forestry and Logging	$—

There were no transfers into or out of Level 1 or Level 2 during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
		Investments in Securities, at value
Balance as of December 31, 2010		$—
Accrued discounts/premiums		—
Realized gain (loss)		—
Change in unrealized (depreciation)		—
Purchases		—
Sales		—
Transfer in and/or out of Level 3		—
Balance as of March 31, 2011		$—

Change in unrealized appreciation/depreciation during the
period for level 3 investments held at March 31, 2011		$—

Transfers between levels are recognized at the end of the reporting period.

Long/Short Equity
Statement of Assets and Liabilities
Fair Values of derivative instruments as of March 31, 2011 (Unaudited):
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	$549,714
Written Options			Written option contracts, at value	689,260
Total		$549,714		$689,260

Statement of Operations

The effect of derivative instruments on the Statement of Operations for period ended March 31, 2011 (Unaudited):
Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts
Purchased Options	$(506,050)
Written Options	501,590
Total	$(4,460)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts
Purchased Options	$(163,459)
Written Options	(14,498)
Total	$(177,957)

Underlying Funds Trust
Market Neutral Equity
Schedule of Investments
March 31, 2011 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 85.2%
Administrative and Support Services - 0.7%
Equifax, Inc.	4,950	$192,308
Rollins, Inc.	9,000	182,700
Total Administrative and Support Services		375,008

Air Transportation - 0.2%
United Continental Holdings, Inc. (a)	4,800	110,352
Ambulatory Health Care Services - 0.2%
Coventry Health Care, Inc. (a)	4,000	127,560
Broadcasting (except Internet) - 0.6%
Sirius XM Radio, Inc. (a)	179,392	297,791
Chemical Manufacturing - 0.8%
International Flavors & Fragrances, Inc.	2,900	180,670
PPG Industries, Inc.	2,250	214,222
Total Chemical Manufacturing		394,892

Clothing and Clothing Accessories Stores - 0.6%
ANN, Inc. (a)	5,800	168,838
Ltd. Brands, Inc.	5,000	164,400
Total Clothing and Clothing Accessories Stores		333,238

Computer and Electronic Product Manufacturing - 15.3%
Altera Corp.	4,300	189,286
Apple, Inc. (a)	3,986	1,388,922
Atmel Corp.	10,000	136,300
Cirrus Logic, Inc. (a)	13,288	279,447
Cypress Semiconductor Corp. (a)	26,577	515,062
Dolby Laboratories, Inc. - Class A (a)	2,100	103,341
Dover Corp.	11,200	736,288
Fossil, Inc. (a)	2,400	224,760
Integrated Device Technology, Inc. (a)	66,441	489,670
Jabil Circuit, Inc.	6,200	126,666
Lexmark International, Inc. - Class A (a)	3,400	125,936
Mettler-Toledo International, Inc. (a)	800	137,600
NetApp, Inc. (a)	3,100	149,358
Oclaro, Inc. (a)	43,187	497,082
QUALCOMM, Inc. (a)	4,983	273,218
Raytheon Co.	20,600	1,047,922
Rockwell Collins, Inc.	2,300	149,109
SanDisk Corp. (a)	2,900	133,661
Sigma-Aldrich Corp.	2,550	162,282
Triumph Group, Inc.	11,000	972,950
Veeco Instruments, Inc. (a)	5,980	304,023
Total Computer and Electronic Product Manufacturing		8,142,883

Credit Intermediation and Related Activities - 0.2%
International Bancshares Corp.	6,900	126,546
Data Processing, Hosting and Related Services - 2.6%
CommVault Systems, Inc. (a)	14,949	596,166
Equinix, Inc. (a)	3,986	363,125
Google, Inc. - Class A (a)	747	437,899
Total Data Processing, Hosting and Related Services		1,397,190

Fabricated Metal Product Manufacturing - 0.3%
Greif, Inc. - Class A	2,300	150,443
Food Manufacturing - 0.6%
Sara Lee Corp.	9,100	160,797
The Hershey Co.	2,800	152,180
Total Food Manufacturing		312,977

Food Services and Drinking Places - 1.2%
Brinker International, Inc.	6,550	165,715
Chipotle Mexican Grill, Inc. (a)	600	163,422
Starbucks Corp.	4,600	169,970
The Cheesecake Factory, Inc. (a)	5,300	159,477
Total Food Services and Drinking Places		658,584

Furniture and Related Product Manufacturing - 0.3%
HNI Corp.	5,000	157,800
Health and Personal Care Stores - 0.3%
Herbalife Ltd.	2,200	178,992
Heavy and Civil Engineering Construction - 0.3%
Chicago Bridge & Iron Co. NV - ADR	4,100	166,706
Hospitals - 0.3%
Universal Health Services, Inc. - Class B	3,100	153,171
Insurance Carriers and Related Activities - 0.5%
Aflac, Inc.	2,550	134,589
The Progressive Corp.	6,300	133,119
Total Insurance Carriers and Related Activities		267,708

Machinery Manufacturing - 5.2%
Cummins, Inc.	1,300	142,506
Flowserve Corp.	4,400	566,720
Graco, Inc.	4,100	186,509
Ingersoll-Rand PLC	14,450	698,079
National Oilwell Varco, Inc.	7,500	594,525
Nordson Corp.	1,900	218,614
Novellus Systems, Inc. (a)	5,000	185,650
WW Grainger, Inc.	1,100	151,448
Total Machinery Manufacturing		2,744,051

Merchant Wholesalers, Durable Goods - 0.8%
Henry Schein, Inc. (a)	2,200	154,374
Hill-Rom Holdings, Inc.	3,800	144,324
TRW Automotive Holdings Corp. (a)	2,400	132,192
Total Merchant Wholesalers, Durable Goods		430,890

Merchant Wholesalers, Nondurable Goods - 0.3%
AmerisourceBergen Corp.	3,700	146,372
Miscellaneous Manufacturing - 0.6%
Hasbro, Inc.	2,900	135,836
Kinetic Concepts, Inc. (a)	3,500	190,470
Total Miscellaneous Manufacturing		326,306

Miscellaneous Store Retailers - 0.6%
PetSmart, Inc.	4,000	163,800
Sotheby's	3,000	157,800
Total Miscellaneous Store Retailers		321,600

Nonmetallic Mineral Product Manufacturing - 1.1%
Owens-Illinios, Inc. (a)	19,600	591,724
Oil and Gas Extraction - 12.3%
Approach Resources, Inc. (a)	25,975	872,760
Berry Petroleum Co. - Class A	15,100	761,795
Cabot Oil & Gas Corp.	15,300	810,441
Cimarex Energy Co.	1,300	149,812
Comstock Resources, Inc. (a)	27,550	852,397
Devon Energy Corp.	8,500	780,045
Forest Oil Corp. (a)	4,400	166,452
Petroleum Development Corp. (a)	16,525	793,365
Pioneer Natural Resources Co.	7,025	715,988
SM Energy Co.	2,200	163,218
Whiting Petroleum Corp. (a)	6,600	484,770
Total Oil and Gas Extraction		6,551,043

Paper Manufacturing - 2.7%
Bemis Co., Inc.	18,400	603,704
MeadWestvaco Corp.	26,535	804,807
Total Paper Manufacturing		1,408,511

Petroleum and Coal Products Manufacturing - 8.3%
Exxon Mobil Corp.	14,150	1,190,440
Frontier Oil Corp.	42,000	1,231,440
Hess Corp.	9,550	813,755
Marathon Oil Corp.	22,300	1,188,813
Total Petroleum and Coal Products Manufacturing		4,424,448

Pipeline Transportation - 0.6%
El Paso Corp.	10,900	196,200
Questar Corp.	7,200	125,640
Total Pipeline Transportation		321,840

Plastics and Rubber Products Manufacturing - 0.6%
Newell Rubbermaid, Inc.	7,900	151,127
Sonoco Products Co.	4,300	155,789
Total Plastics and Rubber Products Manufacturing		306,916

Primary Metal Manufacturing - 0.2%
Titanium Metals Corp. (a)	6,600	122,628
Printing and Related Support Activities - 0.3%
Deluxe Corp.	6,800	180,472
Professional, Scientific, and Technical Services - 8.3%
Cerner Corp. (a)	1,700	189,040
Cognizant Technology Solutions Corp. - Class A (a)	11,627	946,438
Factset Research Systems, Inc.	1,400	146,622
Gartner, Inc. (a)	4,500	187,515
Herman Miller, Inc.	6,100	167,689
Hypercom Corp. (a)	49,831	599,467
IDEXX Laboratories, Inc. (a)	2,100	162,162
KIT Digital, Inc. (a)	21,593	259,980
LivePerson, Inc. (a)	53,153	671,854
MICROS Systems, Inc. (a)	3,800	187,834
Syntel, Inc. (a)	8,305	433,770
The Corporate Executive Board Co.	3,800	153,406
VASCO Data Security International, Inc. (a)	23,720	325,675
Total Professional, Scientific, and Technical Services		4,431,452

Publishing Industries (except Internet) - 7.3%
ACI Worldwide, Inc. (a)	5,900	193,520
Advent Software, Inc. (a)	4,200	120,414
CA, Inc. (a)	5,883	142,251
Citrix Systems, Inc. (a)	3,986	292,811
Gannett Co., Inc.	9,400	143,162
Microsoft Corp. (a)	23,587	598,166
Nuance Communications, Inc. (a)	23,255	454,868
Oracle Corp. (a)	5,883	196,316
Red Hat, Inc. (a)	15,027	682,075
Take-Two Interactive Software, Inc. (a)	29,899	459,548
VeriFone Holdings, Inc. (a)	7,641	419,873
VMware, Inc. - Class A (a)	2,272	185,259
Total Publishing Industries (except Internet)		3,888,263

Rail Transportation - 0.4%
CSX Corp.	2,300	180,780
Real Estate - 1.5%
Apartment Investment & Management Co. - Class A	5,600	142,632
CB Richard Ellis Group, Inc. - Class A (a)	7,000	186,900
Jones Lang LaSalle, Inc.	1,500	149,610
The Macerich Co.	3,300	163,449
Ventas, Inc.	3,000	162,900
Total Real Estate		805,491

Telecommunications - 2.7%
Alcatel-Lucent - ADR (a)	102,984	598,337
Amdocs Ltd. (a)	10,926	315,215
American Tower Corp. - Class A (a)	3,200	165,824
Cogent Communications Group, Inc. (a)	13,288	189,620
Virgin Media, Inc.	5,800	161,182
Total Telecommunications		1,430,178

Transportation Equipment Manufacturing - 5.8%
Lear Corp.	11,500	562,005
Meritor, Inc. (a)	51,900	880,743
Navistar International Corp. (a)	2,600	180,258
Oshkosh Corp. (a)	32,350	1,144,543
Thor Industries, Inc.	4,400	146,828
WABCO Holdings, Inc. (a)	2,400	147,936
Total Transportation Equipment Manufacturing		3,062,313

Utilities - 0.6%
Great Plains Energy, Inc.	5,700	114,114
ITC Holdings Corp.	2,600	181,740
Total Utilities		295,854

TOTAL COMMON STOCKS (Cost $38,098,182)		$45,322,973

Total Investments (Cost $38,098,182) - 85.2%		45,322,973

	Principal
REPURCHASE AGREEMENTS - 10.9%	Amount
J.P. Morgan
0.00%, dated 3/31/2011, due 4/1/2011
repurchase price $5,802,711 (b)	$5,802,711	5,802,711
TOTAL REPURCHASE AGREEMENTS (Cost $5,802,711)		$5,802,711

Other Assets in Excess of Liabilities - 3.9%		2,067,884
TOTAL NET ASSETS - 100.0%		$53,193,568

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Treasury Notes with a market value of $2,580,358.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:
Cost of investments	$44,599,894
Gross unrealized appreciation	6,974,763
Gross unrealized appreciation	(448,973)
Net unrealized appreciation	$6,525,790

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
Market Neutral Equity
Schedule of Securities Sold Short
March 31, 2011 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 61.7%
Administration of Environmental Quality Program - 0.3%
Waste Management, Inc.	4,050	$151,227
Administrative and Support Services - 1.5%
Ecolab, Inc.	2,650	135,203
Expedia, Inc.	4,800	108,768
Iron Mountain, Inc.	7,000	218,610
Moody's Corp.	4,700	159,377
Robert Half International, Inc.	5,200	159,120
Total Administrative and Support Services		781,078

Air Transportation - 0.5%
Con-way, Inc.	3,300	129,657
Copa Holdings SA - Class A	2,200	116,160
Total Air Transportation		245,817

Apparel Manufacturing - 0.3%
Guess?, Inc.	3,500	137,725
Beverage and Tobacco Product Manufacturing - 0.3%
Coca-Cola Enterprises, Inc.	5,600	152,880
Chemical Manufacturing - 2.0%
Allergan, Inc.	1,600	113,632
Avon Products, Inc.	4,100	110,864
Myriad Genetics, Inc.	4,750	95,713
NewMarket Corp.	1,200	189,864
Rayonier, Inc.	2,950	183,814
The Mosaic Co.	2,200	173,250
Vertex Pharmaceuticals, Inc.	3,900	186,927
Total Chemical Manufacturing		1,054,064

Clothing and Clothing Accessories Stores - 0.2%
Aeropostale, Inc.	4,600	111,872
Computer and Electronic Product Manufacturing - 5.2%
Analog Devices, Inc.	4,200	165,396
ARM Holdings PLC - ADR	11,401	321,166
Atmel Corp.	13,979	190,534
Broadcom Corp. - Class A	2,700	106,326
Dell, Inc.	12,607	182,928
Intersil Corp. - Class A	9,966	124,077
JDS Uniphase Corp.	10,773	224,509
Linear Technology Corp.	11,412	383,785
Masimo Corp.	5,000	165,500
National Semiconductor Corp.	13,707	196,558
Rambus, Inc.	7,200	142,560
Research In Motion Ltd.	4,651	263,107
Texas Instruments, Inc.	5,980	206,669
Xilinx, Inc.	2,840	93,152
Total Computer and Electronic Product Manufacturing		2,766,267

Credit Intermediation and Related Activities - 0.3%
Global Payments, Inc.	3,500	171,220
Netspend Holdings, Inc.	210	2,209
Total Credit Intermediation and Related Activities		173,429

Data Processing, Hosting and Related Services - 1.6%
Automatic Data Processing, Inc.	3,000	153,930
Juniper Networks, Inc.	8,002	336,724
Rackspace Hosting, Inc.	4,983	213,522
Total System Services, Inc.	9,300	167,586
Total Data Processing, Hosting and Related Services		871,762

Electrical Equipment, Appliance, and Component Manufacturing - 2.4%
Ciena Corp.	7,973	206,979
Emerson Electric Co.	18,100	1,057,583
Total Electrical Equipment, Appliance, and Component Manufacturing		1,264,562

Electronics and Appliance Stores - 0.2%
Best Buy Co., Inc.	3,000	86,160
Fabricated Metal Product Manufacturing - 2.6%
Crown Holdings, Inc.	5,200	200,616
Hexcel Corp.	46,500	915,585
The Shaw Group, Inc.	3,300	116,853
Valmont Industries, Inc.	1,700	177,429
Total Fabricated Metal Product Manufacturing		1,410,483

Food Manufacturing - 0.3%
Flowers Foods, Inc.	5,200	141,596
Food Services and Drinking Places - 0.2%
Darden Restaurants, Inc.	2,300	112,999
Forestry and Logging - 2.0%
Plum Creek Timber Co., Inc.	3,600	156,996
Potlatch Corp.	2,900	116,580
Weyerhaeuser Co.	32,000	787,200
Total Forestry and Logging		1,060,776

Machinery Manufacturing - 5.6%
Aixtron SE NA - ADR	600	26,328
Caterpillar, Inc.	12,750	1,419,712
Dresser-Rand Group, Inc.	2,800	150,136
Flowserve Corp.	1,000	128,800
Lennox International, Inc.	3,000	157,740
Lincoln Electric Holdings, Inc.	2,100	159,432
Pall Corp.	3,300	190,113
Pitney Bowes, Inc.	6,800	174,692
The Manitowoc Co., Inc.	17,700	387,276
Varian Semiconductor Equipment Associates, Inc.	3,300	160,611
Total Machinery Manufacturing		2,954,840

Merchant Wholesalers, Durable Goods - 0.3%
LKQ Corp.	6,600	159,060
Merchant Wholesalers, Nondurable Goods - 0.3%
Genuine Parts Co.	3,000	160,920
Mining (except Oil and Gas) - 0.5%
Consol Energy, Inc.	2,400	128,712
Martin Marietta Materials, Inc.	1,400	125,538
Total Mining (except Oil and Gas)		254,250

Miscellaneous Manufacturing - 0.8%
Gen-Probe, Inc.	3,000	199,050
International Game Technology	6,700	108,741
Patterson Cos., Inc.	4,400	141,636
Total Miscellaneous Manufacturing		449,427

Miscellaneous Store Retailers - 0.2%
Staples, Inc.	6,600	128,172
Motion Picture and Sound Recording Industries - 0.2%
DreamWorks Animation SKG Inc - Class A	4,500	125,685
Nonmetallic Mineral Product Manufacturing - 0.5%
Eagle Materials, Inc.	4,550	137,683
Owens-Illinios, Inc. (a)	3,500	105,665
Total Nonmetallic Mineral Product Manufacturing		243,348

Non-Metallic Mineral Product Manufacturing - 2.5%
Sealed Air Corp.	49,000	1,306,340
Oil and Gas Extraction - 11.6%
Cenovus Energy, Inc.	41,450	1,632,301
EOG Resources, Inc.	7,375	874,011
Petroquest Energy, Inc.	68,100	637,416
Range Resources Corp.	3,050	178,303
SandRidge Energy, Inc.	75,600	967,680
Southwestern Energy Co.	23,400	1,005,498
Stone Energy Corp.	21,750	725,798
Ultra Petroleum Corp.	3,000	147,750
Total Oil and Gas Extraction		6,168,757

Paper Manufacturing - 0.3%
Avery Dennison Corp.	3,900	163,644
Personal and Laundry Services - 0.4%
Weight Watchers International, Inc.	3,000	210,300
Petroleum and Coal Products Manufacturing - 3.0%
Chevron Corp.	5,875	631,151
Valero Energy Corp.	33,100	987,042
Total Petroleum and Coal Products Manufacturing		1,618,193

Plastics and Rubber Products Manufacturing - 0.4%
Tupperware Brands Corp.	3,100	185,101
Primary Metal Manufacturing - 0.3%
Matthews International Corp. - Class A	3,650	140,708
Professional, Scientific, and Technical Services - 3.1%
Allscripts Healtcare Solutions, Inc.	7,400	155,326
athenahealth, Inc.	1,661	74,961
CH Robinson Worldwide, Inc.	2,200	163,086
Covance, Inc.	2,350	128,592
Human Genome Sciences, Inc.	5,000	137,250
Lamar Advertising Co. - Class A	3,000	110,820
Lender Processing Services, Inc.	4,300	138,417
Paychex, Inc.	5,100	159,936
Tyler Technologies, Inc.	7,973	189,040
Unisys Corp.	3,153	98,437
VanceInfo Technologies, Inc. - ADR	5,189	162,986
VCA Antech, Inc.	5,600	141,008
Total Professional, Scientific, and Technical Services		1,659,859

Publishing Industries (except Internet) - 1.9%
ANSYS, Inc.	3,300	178,827
Concur Technologies, Inc.	3,395	188,253
John Wiley & Sons, Inc. - Class A	3,100	157,604
Symantec Corp.	8,600	159,444
The McGraw-Hill Cos., Inc.	3,600	141,840
Thomson Reuters Corp.	4,983	195,533
Total Publishing Industries (except Internet)		1,021,501

Real Estate - 0.2%
Federal Realty Investment Trust	1,500	122,340
Rental and Leasing Services - 0.6%
Hertz Global Holdings, Inc.	8,200	128,166
Netflix, Inc.	859	203,866
Total Rental and Leasing Services		332,032

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.3%
Eaton Vance Corp.	4,500	145,080
IntercontinentalExchange, Inc.	1,000	123,540
Lazard Ltd. - Class A	3,400	141,372
Morningstar, Inc.	2,300	134,274
TD Ameritrade Holding Corp.	7,100	148,177
Teton Advisors, Inc. - Class A	6	117
Total Securities, Commodity Contracts, and Other Financial Investments and Related Activities		692,560

Support Activities for Mining - 1.2%
Halliburton Co.	13,100	652,904
Telecommunications - 1.0%
NII Holdings, Inc.	3,500	145,845
Sprint Nextel Corp.	14,484	67,206
Telefonaktiebolaget LM Ericsson - ADR	26,244	337,498
Total Telecommunications		550,549

Transportation Equipment Manufacturing - 4.8%
General Motors Co.	24,000	744,720
Huntington Ingalls Industries, Inc.	2,633	109,283
Johnson Controls, Inc.	13,200	548,724
Northrop Grumman Corp.	15,800	990,818
Wabtec Corp.	2,500	169,575
Total Transportation Equipment Manufacturing		2,563,120

Utilities - 0.5%
Aqua America, Inc.	6,000	137,340
DPL, Inc.	5,300	145,273
Total Utilities		282,613

Waste Management and Remediation Services - 0.3%
Clean Harbors, Inc.	1,500	147,990
TOTAL COMMON STOCKS (Proceeds $28,732,877)		$32,816,910

INVESTMENT COMPANIES - 13.8%
iShares S&P Small Cap 600 Index Fund	57,455	4,226,964
Technology Select Sector SPDR Fund	119,595	3,117,842
TOTAL INVESTMENT COMPANIES (Proceeds $7,169,628)		7,344,806

	Amount
CORPORATE BONDS - 0.0%
GAMCO Investors, Inc.
0.000%, 12/31/2015	$6,169	4,040
TOTAL CORPORATE BONDS (Proceeds $6,169)		4,040

Total Securities Sold Short (Proceeds $35,908,674) - 75.5%		$40,165,756

ADR American Depository Receipt

Underlying Funds Trust
Market Neutral Equity
Schedule of Options Written
March 31, 2011 (Unaudited)
		Fair
	Contracts	Value
Call Options
Aixtron SE NA
Expiration: June 2011, Exercise Price: $33.00	57	$61,560
Total Call Options		61,560

Total Options Written (Premiums received $55,553)		$61,560

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$45,322,973	$—	$—	$45,322,973
Repurchase Agreements	—	5,802,711	—	5,802,711
Total Investments in Securities	$45,322,973	$5,802,711	$—	$51,125,684

Securities Sold Short:
Common Stocks	$(32,816,910)	$—	$—	$(32,816,910)
Investment Companies	(7,344,806)	—	—	(7,344,806)
Corporate Bonds		(4,040)	—	(4,040)
Total Securities Sold Short	$(40,161,716)	$(4,040)	$—	$(40,165,756)

Written Options	$(61,560)	$—	$—	$(61,560)

There were no transfers into or out of Level 1 or Level 2 during the period.

Transfers between levels are recognized at the end of the reporting period.

Market Neutral Equity
Statement of Assets and Liabilities
Fair Values of derivative instruments as of March 31, 2011 (Unaudited):
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	$—
Written Options			Written option contracts, at value	61,560
Total		$—		$61,560

Statement of Operations

The effect of derivative instruments on the Statement of Operations for period ended March 31, 2011 (Unaudited):
Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts
Purchased Options	$—
Written Options	—
Total	$—

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts
Purchased Options	$—
Written Options	6,007
Total	$6,007

Underlying Funds Trust
Relative Value
Schedule of Investments
March 31, 2011 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 5.1%
Chemical Manufacturing - 0.2%
Life Technologies Corp. (a)	3,200	$167,744
Construction of Buildings - 0.1%
Dayton Superior Corp. (a) (l)	2,804	0
Hovnanian Enterprises, Inc. (a)	3,100	65,720
Total Construction of Buildings		65,720

Insurance Carriers and Related Activities - 0.2%
MetLife, Inc. (a)	2,400	203,640
Machinery Manufacturing - 0.1%
Luxfer (a) (l)	23,050	126,777
Paper Manufacturing - 0.0%
Abitibi-Consolidated Co. of Canada (a) (l)	531,000	0
Transportation Equipment Manufacturing - 4.5%
Dura Automotive Systems, Inc. (Acquired 06/25/2008 through 06/25/2009, Cost $2,328,446) (a) (k) (l)	9,420	4,314,623
TOTAL COMMON STOCKS (Cost $3,220,668)		$4,878,504

CONVERTIBLE PREFERRED STOCKS - 0.6%
Insurance Carriers and Related Activities - 0.3%
Hartford Financial Services Group, Inc.	10,000	260,800
Oil and Gas Extraction - 0.2%
Petroquest Energy, Inc. (l)	5,600	260,400
Plastics and Rubber Products Manufacturing - 0.1%
The Goodyear Tire & Rubber Co. (a)	1,750	89,390
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $569,443)		$610,590

PREFERRED STOCKS - 0.5%
Construction of Buildings - 0.5%
Dayton Superior Corp. Preferred Units (a) (l)	3,115	454,916
TOTAL PREFERRED STOCKS (Cost $454,916)		$454,916

	Principal
	Amount
ASSET BACKED SECURITIES - 0.8%
Bear Stearns Asset Backed Securities Trust
Series 2007-HE4 Class 1A1, 0.370%, 05/25/2037 (c)	$58,212	55,332
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2002-4 Class 1A6, 4.515%, 02/25/2014	77,710	77,988
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB2 Class AF2, 5.501%, 12/25/2036	81,846	57,593
Equity One ABS, Inc.
Series 2002-4 Class B, 5.909%, 02/25/2033	21,021	8,294
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF9 Class A3, 0.530%, 10/25/2035 (c)	129,161	126,121
GSAMP Trust
Series 2005-WMC2 Class A2B, 0.510%, 11/25/2035 (c)	1,921	1,919
Series 2007-HE2 Class A2A, 0.370%, 03/25/2037 (c)	88,946	84,587
Indymac Manufactured Housing Contract
Series 1998-2 Class A4, 6.640%, 12/25/2027	90,904	87,699
Residential Asset Securities Corp.
Series 2005-KS10 Class 1A2, 0.500%, 11/25/2035 (c)	102,259	98,183
Securitized Asset Backed Receivables LLC Trust
Series 2005-FR3 Class M1, 0.720%, 04/25/2035 (c)	195,827	187,453
Structured Asset Securities Corp.
Series 2005-WF3 Class B1, 2.750%, 07/25/2035 (Acquired 06/24/2010, Cost $20,481) (c) (k)	120,695	6,035
TOTAL ASSET BACKED SECURITIES (Cost $805,443)		$791,204

MORTGAGE BACKED SECURITIES - 5.7%
Banc of America Alternative Loan Trust
Series 2006-3, 6.000%, 04/25/2036	290,175	250,267
Bear Stearns Commercial Mortgage Securities
Series 2007- PW 17 Class A-4, 5.694%, 06/11/2050	740,000	791,289
Credit Suisse Mortgage Capital Certificates
Series 2006-C3 Class A-3, 6.020%, 05/15/2016 (c)	700,000	757,504
Fannie Mae Interest Strip
Series 343 Class 2, 4.500%, 10/01/2033 (g)	164,050	36,383
Series 356 Class 19, 6.000%, 12/01/2034 (g)	71,303	14,354
Fannie Mae REMICS
Series 2008-86 Class IO, 4.500%, 03/25/2023	416,291	40,901
Series 2010-105 Class IO, 5.000%, 08/25/2020	327,049	39,921
Series 2004-66 Class SE, 6.251%, 09/25/2034 (c)	210,443	32,886
Series 2006-101 Class SE, 7.001%, 10/25/2036 (c)	153,247	27,252
Series 2005-65 Class KI, 6.751%, 08/25/2035 (c)	320,116	56,347
Freddie Mac REMICS
Series 3685 Class EI, 5.000%, 03/15/2019	476,214	50,034
Series 2965 Class SA, 5.789%, 05/15/2032 (c)	220,897	27,114
Series 3153 Class JI, 6.370%, 05/15/2036 (c)	313,414	48,713
Series 3560 Class KS, 6.150%, 11/15/2036 (c)	152,706	22,622
Series 3721 Class SA, 4.250%, 09/15/2040 (c)	457,601	42,267
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB18 Class A4, 5.440%, 01/12/2017	1,000,000	1,054,485
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8 Class A3, 6.160%, 07/12/2017 (c)	750,000	805,362
Terwin Mortgage Trust
Series 2007-QHL1, 0.383%, 10/13/2038 (Acquired 10/22/2007, Cost $529,354) (e) (k) (l)	549,687	89,869
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29 Class A4, 5.308%, 11/15/2048	610,000	653,480
WaMu Mortgage Pass Through Certificates
Series 2005-AR1 Class A2A1, 0.590%, 01/25/2045 (c)	406,959	334,411
Series 2007-OA2 Class 1A, 1.012%, 03/25/2047 (c)	348,463	230,568
TOTAL MORTGAGE BACKED SECURITIES (Cost $5,594,343)		$5,406,029

CONVERTIBLE BONDS - 33.2%
Accommodation - 1.4%
Gaylord Entertainment Co.
3.750%, 10/01/2014 (Acquired 10/28/2009 through 12/10/2009, Cost $480,201) (b)	500,000	711,875
MGM Resorts International
4.250%, 04/15/2015 (Acquired 04/15/2010 through 11/15/2010, Cost $630,463 (b)	620,000	654,875
Total Accommodation		1,366,750

Air Transportation - 0.2%
AMR Corp.
6.250%, 10/15/2014	225,000	236,813
Animal Production - 0.7%
Tyson Foods, Inc.
3.250%, 10/15/2013	500,000	651,250
Chemical Manufacturing - 2.5%
Alere, Inc.
3.000%, 05/15/2016	700,000	789,250
Amylin Pharmaceuticals, Inc.
3.000%, 06/15/2014	250,000	215,000
BioMarin Pharmaceutical, Inc.
1.875%, 04/23/2017	500,000	676,874
Dendreon Corp.
2.875%, 01/15/2016	180,000	189,450
Salix Pharmaceuticals Ltd.
2.750%, 05/15/2015	500,000	538,125
Total Chemical Manufacturing		2,408,699

Computer and Electronic Product Manufacturing - 6.7%
EMC Corp./Massachusetts
1.750%, 12/01/2013	500,000	852,500
Hologic Inc
2.000%, 12/15/2037	300,000	364,875
Hutchinson Technology, Inc.
3.250%, 01/15/2026	761,000	593,580
Microchip Technology, Inc.
2.125%, 12/15/2037	250,000	340,938
Micron Technology, Inc.
1.875%, 06/01/2027	500,000	602,500
ON Semiconductor Corp.
2.625%, 12/15/2026	500,000	588,750
Quantum Corp.
3.500%, 11/15/2015 (Acquired 11/10/2010, Cost $363,834) (b)	350,000	343,000
SanDisk Corp.
1.500%, 08/15/2017	500,000	566,250
Triumph Group, Inc.
2.625%, 10/01/2026	550,000	901,312
Vishay Intertechnology, Inc.
2.250%, 11/15/2040 (Acquired 11/04/2010, Cost $500,000) (b)	500,000	696,875
Xilinx, Inc.
3.125%, 03/15/2037	500,000	581,875
Total Computer and Electronic Product Manufacturing		6,432,455

Construction of Buildings - 0.6%
D.R. Horton, Inc.
2.000%, 05/15/2014	500,000	570,000
Electrical Equipment, Appliance, and Component Manufacturing - 1.7%
Ciena Corp.
4.000%, 03/15/2015 (Acquired 03/25/2010 through 04/05/2010, Cost $301,691) (b)	290,000	424,850
0.875%, 06/15/2017	750,000	732,188
Greatbatch, Inc.
2.250%, 06/15/2013	500,000	503,750
Total Electrical Equipment, Appliance, and Component Manufacturing		1,660,788

Electronics and Appliance Stores - 0.5%
Best Buy Co., Inc.
2.250%, 01/15/2022	500,000	513,125
Food and Beverage Stores - 0.3%
Spartan Stores, Inc.
3.375%, 05/15/2027	250,000	239,375
Food Services and Drinking Places - 0.6%
Morgans Hotel Group Co.
2.375%, 10/15/2014	600,000	526,500
Funds, Trusts, and Other Financial Vehicles - 0.7%
Ares Capital Corp.
5.750%, 02/01/2016 (Acquired 01/20/2011 through 01/21/2011, Cost $349,922) (b)	350,000	373,187
NorthStar Realty Finance LP
7.500%, 03/15/2031 (Acquired 03/04/2011, Cost $60,015) (b)	60,000	59,850
RAIT Financial Trust
7.000%, 04/01/2031	250,000	277,813
Total Funds, Trusts, and Other Financial Vehicles		710,850

Insurance Carriers and Related Activities - 0.6%
MGIC Investment Corp.
5.000%, 05/01/2017	500,000	546,250
Machinery Manufacturing - 0.3%
Photronics, Inc.
3.250%, 04/01/2016 (Acquired 03/23/2011, Cost $250,000) (b) (l)	250,000	284,075
Merchant Wholesalers, Nondurable Goods - 1.1%
School Specialty, Inc.
3.750%, 11/30/2026	1,000,000	1,032,500
Mining (except Oil and Gas) - 1.0%
James River Coal Co.
4.500%, 12/01/2015 (Acquired 08/19/2010, Cost $492,460) (b)	500,000	622,500
Patriot Coal Corp.
3.250%, 05/31/2013	350,000	342,125
Total Mining (except Oil and Gas)		964,625

Miscellaneous Manufacturing - 1.8%
HeartWare International, Inc.
3.500%, 12/15/2017	500,000	563,125
International Game Technology
3.250%, 05/01/2014	500,000	573,750
Volcano Corp.
2.875%, 09/01/2015	500,000	556,250
Total Miscellaneous Manufacturing		1,693,125

Miscellaneous Store Retailers - 0.9%
Sotheby's
3.125%, 06/15/2013	500,000	821,875
Motor Vehicle and Parts Dealers - 0.5%
Group 1 Automotive, Inc.
3.000%, 03/15/2020 (Acquired 03/17/2010 through 04/28/2010, Cost $343,008) (b)	335,000	427,544
Oil and Gas Extraction - 0.7%
GMX Resources, Inc.
5.000%, 02/01/2013	695,000	648,956
Primary Metal Manufacturing - 0.3%
Steel Dynamics, Inc.
5.125%, 06/15/2014	250,000	320,000
Professional, Scientific, and Technical Services - 3.9%
Alliance Data Systems Corp.
1.750%, 08/01/2013	585,000	704,194
GSI Commerce, Inc.
2.500%, 06/01/2027	500,000	562,500
Ixia
3.000%, 12/15/2015 (Acquired 12/01/2010 through 12/09/2010, Cost $826,715) (b)	780,000	858,974
Mentor Graphics Corp.
4.000%, 03/30/2031 (Acquired 04/01/2011, Cost $502,500) (b)	500,000	512,188
Savient Pharmaceuticals, Inc.
4.750%, 02/01/2018	500,000	586,250
Telvent GIT SA
5.500%, 04/15/2015 (Acquired 01/26/2011, Cost $461,868) (b)	400,000	465,000
Total Professional, Scientific, and Technical Services		3,689,106

Rental and Leasing Services - 0.7%
Avis Budget Group, Inc.
3.500%, 10/01/2014	500,000	658,750
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
MF Global Holdings Ltd.
1.875%, 02/01/2016	120,000	123,150
Support Activities for Mining - 1.0%
Global Industries Ltd.
2.750%, 08/01/2027	500,000	403,750
Newpark Resources, Inc.
4.000%, 10/01/2017	500,000	518,750
Total Support Activities for Mining		922,500

Telecommunications - 0.8%
SBA Communications Corp.
4.000%, 10/01/2014	500,000	730,000
Transportation Equipment Manufacturing - 3.1%
Greenbrier Cos, Inc.
3.500%, 04/01/2018	1,120,000	1,168,361
2.375%, 05/15/2026	200,000	195,000
Navistar International Corp.
3.000%, 10/15/2014	525,000	792,750
Standard Motor Products, Inc.
15.000%, 04/15/2011 (l)	780,000	786,226
Total Transportation Equipment Manufacturing		2,942,337

Water Transportation - 0.5%
DryShips, Inc.
5.000%, 12/01/2014 (Acquired 01/18/2011, Cost $506,372) (b)	500,000	500,625
TOTAL CONVERTIBLE BONDS (Cost $28,288,267)		$31,622,023

CORPORATE BONDS - 45.5%
Accommodation - 4.1%
American Casino & Entertainment Properties LLC
11.000%, 06/15/2014	500,000	531,875
Ameristar Casinos, Inc.
7.500%, 04/15/2021 (Acquired 03/31/2011, Cost $495,625) (b)	500,000	495,625
Circus & Eldorado Joint Venture/Silver Legacy Capital Corp.
10.125%, 03/01/2012	500,000	493,125
Inn of the Mountain Gods Resort & Casino
8.750%, 11/30/2020 (Acquired 08/13/2009 through 12/15/2010, Cost $201,439) (b) (i)	315,000	309,488
MGM Resorts International
6.750%, 09/01/2012	500,000	510,000
6.750%, 04/01/2013	500,000	503,750
The River Rock Entertainment Authority
9.750%, 11/01/2011	1,260,000	1,058,400
Total Accommodation		3,902,263

Administrative and Support Services - 1.2%
Expedia, Inc.
5.950%, 08/15/2020	300,000	302,625
Morris Publishing Group LLC
10.000%, 09/01/2014	900,838	863,678
Total Administrative and Support Services		1,166,303

Air Transportation - 1.7%
American Airlines 2011-1 Class A Pass Through Trust
5.250%, 01/31/2021	225,000	218,250
American Airlines Equipment Trust
10.680%, 03/04/2014	111,000	109,613
American Airlines Pass Through Trust
6.817%, 05/23/2011	400,000	401,500
AMR Corp.
9.000%, 08/01/2012	120,000	120,600
Delta Air Lines 2010-2 Class A Pass Through Trust
4.950%, 05/23/2019	300,000	300,000
US Airways 2010-1 Class A Pass Through Trust
6.250%, 04/22/2023	500,000	499,500
Total Air Transportation		1,649,463

Apparel Manufacturing - 1.0%
Hanesbrands, Inc.
6.375%, 12/15/2020	1,000,000	975,000
Beverage and Tobacco Product Manufacturing - 0.8%
North Atlantic Trading, Inc.
10.000%, 03/01/2012 (Acquired 03/15/2011, Cost $715,747) (b)	750,000	724,688
Broadcasting (except Internet) - 1.6%
Cequel Communications Holdings I LLC and Cequel Capital Corp.
8.625%, 11/15/2017 (Acquired 03/30/2011, Cost $526,875) (b)	500,000	521,250
Satelites Mexicanos SA de CV
9.560%, 11/30/2011 (c) (i)	1,000,000	1,005,000
Total Broadcasting (except Internet)		1,526,250

Chemical Manufacturing - 1.5%
Mylan, Inc.
6.000%, 11/15/2018 (Acquired 11/09/2010, Cost $639,925) (b)	650,000	649,999
The Dow Chemical Co.
8.550%, 05/15/2019	197,000	249,017
Valeant Pharmaceuticals International
6.500%, 07/15/2016 (Acquired 03/03/2011, Cost $500,000) (b)	500,000	493,750
Total Chemical Manufacturing		1,392,766

Clothing and Clothing Accessories Stores - 0.2%
Limited Brands, Inc.
6.625%, 04/01/2021	225,000	230,063
Computer and Electronic Product Manufacturing - 0.6%
Kemet Corp.
10.500%, 05/01/2018	500,000	563,750
Credit Intermediation and Related Activities - 6.1%
Bank of America Corp.
7.625%, 06/01/2019	250,000	289,550
CKE Holdings, Inc. PIK
10.500%, 03/14/2016 (Acquired 03/09/2011, Cost $490,647) (b)	500,000	473,750
Discover Financial Services
6.450%, 06/12/2017	55,000	59,289
Emigrant Bancorp, Inc.
6.250%, 06/15/2014 (Acquired 04/21/2010 through 02/11/2011, Cost $969,948) (b)	1,140,000	999,302
Ford Motor Credit Co LLC
5.750%, 02/01/2021	1,000,000	987,499
International Lease Finance Corp.
8.875%, 09/15/2015 (Acquired 06/24/2010, Cost $236,669) (b)	250,000	275,000
8.250%, 12/15/2020	500,000	548,125
KKR Group Finance Co.
6.375%, 09/29/2020 (Acquired 09/22/2010, Cost $298,752) (b)	300,000	306,867
Signature Group Holdings, Inc.
9.000%, 12/31/2016	870,280	774,549
SLM Corp.
6.250%, 01/25/2016	350,000	364,875
8.000%, 03/25/2020	250,000	272,500
Spring Leaf Finance Corp.
5.375%, 10/01/2012	250,000	245,938
The Royal Bank of Scotland PLC
4.875%, 03/16/2015	260,000	270,237
Total Credit Intermediation and Related Activities		5,867,481

Data Processing, Hosting and Related Services - 0.5%
First Data Corp.
9.875%, 09/24/2015	500,000	512,500
Electrical Equipment, Appliance, and Component Manufacturing - 0.5%
CommScope, Inc.
8.250%, 01/15/2019 (Acquired 02/09/2011, Cost $522,244) (b)	500,000	522,500
Fabricated Metal Product Manufacturing - 1.0%
Aleris International, Inc.
7.625%, 02/15/2018 (Acquired 02/14/2011, Cost $507,406) (b)	500,000	501,250
Ball Corp.
5.750%, 05/15/2021	425,000	416,500
Total Fabricated Metal Product Manufacturing		917,750

Food Manufacturing - 1.2%
AmeriQual Group LLC and AmeriQual Finance Corp.
9.000%, 04/01/2012 (Acquired 08/05/2010 through 11/03/2010, Cost $1,037,823) (b)	1,050,000	1,050,000
Winterhaven Finance
9.000%, 06/30/2015 (i) (l)	722,304	108,346
Total Food Manufacturing		1,158,346

Food Services and Drinking Places - 0.4%
Real Mex Restaurants, Inc.
14.000%, 01/01/2013	375,000	390,000
Hospitals - 1.1%
HCA, Inc.
6.300%, 10/01/2012	1,000,000	1,035,000
Insurance Carriers and Related Activities - 0.6%
American International Group, Inc.
6.400%, 12/15/2020	265,000	282,833
MetLife, Inc.
6.400%, 12/15/2036	125,000	120,388
Protective Life Corp.
8.450%, 10/15/2039	165,000	184,047
Total Insurance Carriers and Related Activities		587,268

Mining (except Oil and Gas) - 2.9%
Coalcorp Mining, Inc.
12.000%, 08/31/2011 (i) (l)	770,000	762,300
Consol Energy, Inc.
6.375%, 03/01/2021 (Acquired 03/02/2011, Cost $250,000) (b)	250,000	250,313
Frontera Copper Corp.
10.000%, 09/30/2013	CAD 1,209,000	1,172,212
International Coal Group, Inc.
9.125%, 04/01/2018	$500,000	567,500
Total Mining (except Oil and Gas)		2,752,325

Miscellaneous Manufacturing - 0.4%
Boston Scientific Corp.
6.000%, 01/15/2020	375,000	392,931
Motion Picture and Sound Recording Industries - 0.5%
Clear Channel Communications, Inc.
9.000%, 03/01/2021 (Acquired 03/30/2011, Cost $500,000) (b)	500,000	498,750
Oil and Gas Extraction - 2.9%
ATP Oil & Gas Corp.
11.875%, 05/01/2015	500,000	525,000
Comstock Resources, Inc.
8.375%, 10/15/2017	500,000	523,750
McMoRan Exploration Co.
11.875%, 11/15/2014	500,000	550,000
SM Energy Co.
6.625%, 02/15/2019 (Acquired 01/31/2011 through 02/01/2011, Cost $607,396) (b)	600,000	615,750
Stone Energy Corp.
8.625%, 02/01/2017	500,000	521,250
Total Oil and Gas Extraction		2,735,750

Paper Manufacturing - 1.0%
Caraustar Industries, Inc. PIK
10.000%, 08/15/2014 (l)	690,171	672,917
Georgia-Pacific LLC
5.400%, 11/01/2020 (Acquired 10/27/2010, Cost $248,533) (b)	250,000	246,868
Total Paper Manufacturing		919,785

Petroleum and Coal Products Manufacturing - 1.2%
Alon Refining Krotz Springs, Inc.
13.500%, 10/15/2014	1,100,000	1,138,499
Plastics and Rubber Products Manufacturing - 0.4%
The Goodyear Tire & Rubber Co.
8.250%, 08/15/2020	400,000	428,000
Primary Metal Manufacturing - 1.0%
AmeriCast Technologies, Inc.
11.000%, 12/01/2014 (Acquired 01/26/2010 through 02/04/2010, Cost $583,583) (b)	605,000	638,275
Asia Aluminum Holdings Ltd.
8.000%, 12/23/2011 (i)	25,000	3
Wolverine Tube, Inc.
15.000%, 03/31/2012 (i) (l)	808,527	323,411
Total Primary Metal Manufacturing		961,689

Professional, Scientific, and Technical Services - 1.1%
Avaya, Inc.
7.000%, 04/01/2019 (Acquired 02/08/2011, Cost $500,000) (b)	500,000	487,500
Global Geophysical Services, Inc.
10.500%, 05/01/2017	500,000	537,500
Total Professional, Scientific, and Technical Services		1,025,000

Publishing Industries (except Internet) - 1.0%
The Sheridan Group, Inc.
10.250%, 08/15/2011	1,000,000	1,000,000
Real Estate - 0.5%
HCP, Inc.
5.375%, 02/01/2021	235,000	237,322
Vornado Realty LP
4.250%, 04/01/2015	200,000	204,789
Total Real Estate		442,111

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.4%
Macquarie Bank Ltd.
6.625%, 04/07/2021 (Acquired 03/31/2011, Cost $399,220) (b)	400,000	399,220
Sporting Goods & Leisure - 1.1%
HTM Sport & Freizeitgerate
8.500%, 02/01/2014	EUR 750,000	1,033,665
Sporting Goods, Hobby, Book, and Music Stores - 0.8%
Nebraska Book Co., Inc.
10.000%, 12/01/2011	$750,000	765,000
Telecommunications - 3.0%
Muzak LLC PIK
15.000%, 07/31/2014	1,267,593	1,258,086
NII Capital Corp.
10.000%, 08/15/2016	500,000	570,000
Primus Telecommunications Holding, Inc.
13.000%, 12/15/2016 (Acquired 03/29/2010, Cost $502,291) (b)	500,000	555,000
13.000%, 12/15/2016 (l)	250,000	277,500
Primus Telecommunications IHC, Inc.
14.250%, 05/20/2013	160,326	161,929
Total Telecommunications		2,822,515

Textile Mills - 0.1%
Industrias Unidas SA
8.750%, 03/26/2049 (i) (l)	76,000	59,594
Transportation Equipment Manufacturing - 1.1%
Greenbrier Cos., Inc.
8.375%, 05/15/2015	750,000	774,375
Visteon Corp.
6.750%, 04/15/2019 (Acquired 03/31/2011, Cost $250,000) (b)	250,000	250,000
Total Transportation Equipment Manufacturing		1,024,375

Water Transportation - 1.4%
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/2017 (Acquired 01/18/2011, Cost $536,721) (b)	500,000	535,000
Ultrapetrol Bahamas Ltd.
9.000%, 11/24/2014	750,000	766,875
Total Water Transportation		1,301,875

Wood Product Manufacturing - 0.6%
Tembec Industries, Inc.
11.250%, 12/15/2018 (Acquired 01/24/2011, Cost $545,623) (b)	500,000	557,500
TOTAL CORPORATE BONDS (Cost $42,683,302)		$43,379,975

US GOVERNMENT AGENCY ISSUE - 0.6%
Fannie Mae Discount Notes
0.155%, 08/24/2011 (e) (j)	575,000	574,699
TOTAL US GOVERNMENT AGENCY ISSUE (Cost $574,641)		$574,699

FOREIGN GOVERNMENT BONDS - 0.1%
Hungary Government International Bond
6.375%, 03/29/2021	100,000	100,100
TOTAL FOREIGN GOVERNMENT BONDS (Cost $99,062)		$100,100

EXCHANGE TRADED NOTES - 0.5%
iPath US Treasury Flattener ETN (a)	10,000	460,900
TOTAL EXCHANGE TRADED NOTES (Cost $462,760)		$460,900

	Shares
OTHER SECURITIES - 2.0%
Lehman Swap Termination Claim (f) (l)	2,031,150	914,018
PTMH Halcyon (Acquired 02/10/2010, Cost $981,376) (a) (k) (l)	9,398	939,831

	Principal
	Amount
SlavInvestBank Loan Participation Notes
9.880%, 12/21/2011	$45,000	36,015
TOTAL OTHER SECURITIES (Cost $1,920,082)		$1,889,864

	Shares
WARRANTS - 0.0%
Boise, Inc.
Expiration June 2011, Exercise Price: $7.50 (a)	21,800	37,060
TOTAL WARRANTS (Cost $28,266)		$37,060

PURCHASED OPTIONS - 0.1%
	Contracts
Call Options - 0.0%
Life Technologies Corp.
Expiration January 2012, Exercise Price: $65.00	12	1,500
Total Call Options		1,500

Put Options - 0.1%
ATP Oil & Gas Corp.
Expiration January 2013, Exercise Price: $5.00	31	4,976
Expiration January 2013, Exercise Price: $10.00	500	20,500
iShares Barclays 7-10 Year Treasury Bond Fund
Expiration January 2012, Exercise Price: $88.00	10	2,100
Expiration January 2012, Exercise Price: $90.00	10	2,950
iShares Russell 2000 Index Fund
Expiration May 2011, Exercise Price: $77.00	667	54,027
Total Put Options		84,553

TOTAL PURCHASED OPTIONS (Cost $248,128)		$86,053

Total Investments (Cost $84,949,321) - 94.7%		90,291,917

	Principal
	Amount
REPURCHASE AGREEMENTS - 11.6%
J.P. Morgan
0.000%, dated 3/31/2011, due 4/1/2011
repurchase price $11,056,215 (d)	$11,056,215	11,056,215
TOTAL REPURCHASE AGREEMENTS (Cost $11,056,215)		$11,056,215

Liabilities in Excess of Other Assets - (6.3)%		(5,977,730)
TOTAL NET ASSETS - 100.0%		$95,370,402

Percentages are stated as a percent of net assets.

CAD	Canadian Dollar
EUR	Euro
PIK	Payment In-Kind

(a)	Non-income producing.
(b)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in private placement transaction;
resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2011, the market value of these securities total $19,293,063 which represents 20.2% of total net assets.
(c)	Variable Rate Security. The rate shown represents the rate at March 31, 2011.
(d)	Collateralized by U.S. Treasury Notes with a market value of $7,956,926.
(e)	Zero coupon bond. Effective yield is listed.
(f)	Represents swap termination claims from the Lehman bankruptcy.
(g)	Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgages. A rapid (slow) rate of principal repayments may have a adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents the coupon rate of the underlying mortgage at
March 31, 2011.
(i)	Default or other conditions exist and security is not presently accruing income.
(j)	All or a portion of the shares have been committed as collateral for futures.
(k)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid. Purchased in private placement transaction;
resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2011, the market value of these securities total $5,350,358 which represents 5.6% of total net assets.
(l)	Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).
At March 31, 2011, the market value of these securities total $10,374,803 which represents 10.9% of total net assets.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:
Cost of investments	$95,845,676
Gross unrealized appreciation	7,752,876
Gross unrealized depreciation	(2,250,420)
Net unrealized appreciation	$5,502,456

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Underlying Funds Trust
Relative Value
Schedule of Securities Sold Short
March 31, 2011 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 13.1%
Accommodation - 0.6%
Gaylord Entertainment Co.	6,800	$235,824
MGM Resorts International	29,000	381,350
Total Accommodation		617,174

Air Transportation - 0.1%
AMR Corp.	15,000	96,900
Animal Production - 0.5%
Tyson Foods, Inc. - Class A	25,000	479,750
Chemical Manufacturing - 1.2%
Alere, Inc.	8,900	348,346
BioMarin Pharmaceutical, Inc.	20,900	525,217
Salix Pharmaceuticals Ltd.	6,600	231,198
Total Chemical Manufacturing		1,104,761

Computer and Electronic Product Manufacturing - 3.7%
EMC Corp./Massachusetts	17,500	464,625
Hologic, Inc.	9,000	199,800
Microchip Technology, Inc.	8,000	304,080
Micron Technology, Inc.	14,300	163,878
ON Semiconductor Corp.	31,000	305,970
Quantum Corp.	60,600	152,712
SanDisk Corp.	8,000	368,720
Triumph Group, Inc.	7,300	645,685
Vishay Intertechnology, Inc.	33,100	587,194
Xilinx, Inc.	11,800	387,040
Total Computer and Electronic Product Manufacturing		3,579,704

Construction of Buildings - 0.2%
D.R. Horton, Inc.	18,000	209,700
Electrical Equipment, Appliance, and Component Manufacturing - 0.6%
Ciena Corp.	18,000	467,280
Greatbatch, Inc.	3,600	95,256
Total Electrical Equipment, Appliance, and Component Manufacturing		562,536

Funds, Trusts, and Other Financial Vehicles - 0.2%
RAIT Financial Trust	74,700	183,762
Insurance Carriers and Related Activities - 0.1%
Hartford Financial Services Group, Inc.	5,000	134,650
Machinery Manufacturing - 0.2%
Photronics, Inc.	17,900	160,563
Merchant Wholesalers, Nondurable Goods - 0.3%
School Specialty, Inc.	18,000	257,400
Mining (except Oil and Gas) - 0.3%
James River Coal Co.	13,000	314,210
Miscellaneous Manufacturing - 0.8%
HeartWare International, Inc.	3,900	333,567
International Game Technology	9,500	154,185
Volcano Corp.	9,500	243,200
Total Miscellaneous Manufacturing		730,952

Miscellaneous Store Retailers - 0.3%
Sotheby's	5,900	310,340
Motor Vehicle and Parts Dealers - 0.1%
Group 1 Automotive, Inc.	2,000	85,600
Oil and Gas Extraction - 0.1%
Petroquest Energy, Inc.	10,000	93,600
Paper Manufacturing - 0.2%
Boise, Inc.	21,800	199,688
Plastics and Rubber Products Manufacturing - 0.1%
The Goodyear Tire & Rubber Co.	5,000	74,900
Primary Metal Manufacturing - 0.1%
Steel Dynamics, Inc.	3,700	69,449
Professional, Scientific, and Technical Services - 1.3%
Alliance Data Systems Corp.	3,500	300,615
Ixia	22,807	362,175
Mentor Graphics Corp.	13,100	191,653
Savient Pharmaceuticals, Inc.	35,942	380,985
Total Professional, Scientific, and Technical Services		1,235,428

Rental and Leasing Services - 0.3%
Avis Budget Group, Inc.	15,000	268,650
Support Activities for Mining - 0.2%
Newpark Resources, Inc.	30,900	242,874
Telecommunications - 0.2%
SBA Communications Corp. - Class A	4,000	158,720
Transportation Equipment Manufacturing - 1.2%
Greenbrier Cos., Inc.	19,000	539,220
Navistar International Corp.	9,000	623,970
Total Transportation Equipment Manufacturing		1,163,190

Water Transportation - 0.2%
DryShips, Inc.	35,200	174,240
TOTAL COMMON STOCKS (Proceeds $10,811,626)		$12,508,741

EXCHANGE TRADED FUNDS - 3.0%
CurrencyShares Canadian Dollar Trust	4,000	410,360
CurrencyShares Euro Trust	3,700	522,366
iShares Barclays 20+ Year Treasury Bond Fund	5,000	460,600
iShares Russell 2000 Index Fund	17,500	1,472,975
TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,591,414)		$2,866,301

	Principal
	Amount
CONVERTIBLE BONDS - 0.3%
Life Technologies Corp.
1.500%, 02/15/2024	$250,000	290,000
TOTAL CONVERTIBLE BONDS (Proceeds $290,917)		$290,000

Total Securities Sold Short (Proceeds $13,693,957) - 16.4%		$15,665,042

Percentages are stated as a percent of net assets.

Underlying Funds Trust
Relative Value
Schedule of Options Written
March 31, 2011 (Unaudited)

		Fair
	Contracts	Value

Call Options
iShares Russell 2000 Index Fund
Expiration: May 2011, Exercise Price: $85.00	667	$145,406
Expiration: May 2011, Exercise Price: $87.00	200	24,400
RAIT Financial Trust
Expiration: July 2011, Exercise Price: $2.00	17	1,190
Total Call Options		170,996

Put Options
iShares Russell 2000 Index Fund
Expiration: April 2011, Exercise Price: $70.00	600	3,000
Expiration: April 2011, Exercise Price: $72.00	300	2,100
Total Put Options		5,100

Total Options Written (Premiums received $154,676)		$176,096

Underlying Funds Trust
Relative Value
Schedule of Future Contracts
March 31, 2011 (Unaudited)

		Unrealized Appreciation/
	Contracts	(Depreciation)
FUTURES CONTRACTS PURCHASED
U.S. Treasury 5 Year Note Futures Contract, Expiring June 2011
(underlying Face Amount at Market Value $5,372,297)	46	$3,619
TOTAL FUTURES CONTRACTS PURCHASED		$3,619

SHORT FUTURES CONTRACTS
10-Year Swap Futures Contract, Expiring June 2011
(underlying Face Amount at Market Value $6,172,500)	60	$(50,306)
5- Year Swap Futures Contract, Expiring June 2011
(underlying Face Amount at Market Value $4,155,938)	39	(5,887)
Eurodollar 90 Day Futures Contract, Expiring December 2011
(underlying Face Amount at Market Value $7,206,138)	29	(42,812)
Eurodollar 90 Day Futures Contract, Expiring December 2012
(underlying Face Amount at Market Value $2,696,375)	11	(10,037)
Eurodollar 90 Day Futures Contract, Expiring December 2013
(underlying Face Amount at Market Value $2,424,875)	10	(5,750)
Eurodollar 90 Day Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $2,469,875)	10	2,975
Eurodollar 90 Day Futures Contract, Expiring June 2013
(underlying Face Amount at Market Value $5,117,963)	21	(13,912)
Eurodollar 90 Day Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $7,188,013)	29	(37,550)
Eurodollar 90 Day Futures Contract, Expiring March 2013
(underlying Face Amount at Market Value $2,688,263)	11	(8,113)
Eurodollar 90 Day Futures Contract, Expiring September 2012
(underlying Face Amount at Market Value $2,460,250)	10	9,100
Eurodollar 90 Day Futures Contract, Expiring September 2013
(underlying Face Amount at Market Value $2,673,963)	11	(6,600)
Eurodollar 90 day Futures Contract, Expiring March 2014
(underlying Face Amount at Market Value $1,209,750)	5	(2,438)
U.S. Treasury 2 Year Note Futures Contract, Expiring June 2011
(underlying Face Amount at Market Value $14,396,250)	66	(4,290)
U.S. Treasury 10 Year Note Futures Contract, Expiring June 2011
(underlying Face Amount at Market Value $714,188)	6	828
TOTAL SHORT FUTURES CONTRACTS		$(176,448)

TOTAL FUTURES CONTRACTS		$(172,829)

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2011:

Description		Level 1	Level 2	Level 3		Total
Common Stocks		$437,104	$—	$4,441,400	(1)	$4,878,504
Convertible Preferred Stocks		350,190	—	260,400		610,590
Preferred Stocks		—	—	454,916		454,916
Asset Backed Securities		—	791,204	—		791,204
Mortgage Backed Securities		—	5,316,160	89,869		5,406,029
Convertible Bonds		—	30,551,722	1,070,301		31,622,023
Corporate Bonds		—	41,175,907	2,204,068		43,379,975
U.S. Government Agency Issues		—	574,699	—		574,699
Foreign Government Bonds		—	100,100	—		100,100
Exchange Traded Notes		460,900	—	—		460,900
Other Securities		—	36,015	1,853,849		1,889,864
Warrants		37,060	—	—		37,060
Purchased Options		86,053	—	—		86,053
Repurchase Agreements		—	11,056,215	—		11,056,215
Total Investments in Long Securities		$1,371,307	$89,602,022	$10,374,803		$101,348,132

Securities Sold Short:
Common Stocks		$(12,508,741)	$—	$—		$(12,508,741)
Exchange Traded Funds		(2,866,301)	—	—		(2,866,301)
Convertible Bonds			(290,000)	—		(290,000)
Total Securities Sold Short		$(15,375,042)	$(290,000)	$—		$(15,665,042)

Written Options		$(176,096)	$—	$—		$(176,096)

Other Financial Instruments*
Futures Contracts Purchased		$3,619	$—	$—		$3,619
Short Futures Contracts		(176,448)	—	—		(176,448)
Total Futures Contracts		$(172,829)	$—	$—		$(172,829)

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Construction of Buildings	$—
	Machinery Manufacturing	126,777
	Paper Manufacturing	—
	Transportation Equipment Manufacturing	4,314,623
		$4,441,400

There were no transfers into or out of Level 1 during the period.

Transfers into Level 2		$1,208,227
Transfers out of Level 2		—
Net transfers in and/or out of Level 2		$1,208,227
Transfers were made into Level 2 from Level 3 due to securities being priced with broker quotes in an active market.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
		Investments in Securities, at value
Balance as of December 31, 2010		$11,229,723
Accrued discounts/premiums		17,392
Realized gain (loss)		8,567
Change in unrealized depreciation		(119,978)
Purchases		547,691
(Sales)		(100,365)
Transfer in and/or out of Level 3		(1,208,227)
Balance as of March 31, 2011		$10,374,803

Change in unrealized appreciation/depreciation during the period for level 3 investments held at March 31, 2011		$(214,126)

Transfers between levels are recognized at the end of the reporting period.

Relative Value
Statement of Assets and Liabilities
Fair Values of derivative instruments as of March 31, 2011 (Unaudited):
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Options	Investments	$86,053
Written Options			Written option contracts, at value	176,096
Total		$86,053		$176,096
Interest Rate Contracts:
Futures contracts	Receivable for variation margin on futures*	$14,866	Payable for variation margin on futures**	$187,695
Total		$14,866		$187,695

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Futures Contracts.

Statement of Operations
The effect of derivative instruments on the Statement of Operations for period ended March 31, 2011 (Unaudited):
Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts:
Purchased Options	$(102,188)
Written Options	227,657
Total	$125,469
Interest Rate Contracts:
Futures contracts	$222,687
Total	$222,687

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts:
Purchased Options	$(162,075)
Written Options	21,420
Total	$(140,655)
Interest Rate Contracts:
Futures contracts	$(204,145)
Total	$(204,145)

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Underlying Funds Trust

By   /s/ David B. Perkins
     David B. Perkins, Chief Executive Officer

Date    May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ David B. Perkins
      David B. Perkins, Chief Executive Officer

Date    May 20, 2011

By /s/ Lance Baker
     Lance Baker, Treasurer and Chief Financial Officer

Date    May 20, 2011